AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 79.5%
Affiliated Mutual Funds — 15.7%
AST ClearBridge Dividend Growth Portfolio*	2,604,377	$68,416,982
AST Emerging Markets Equity Portfolio*	1,110,026	11,322,265
AST Goldman Sachs Small-Cap Value Portfolio*	781,779	23,742,622
AST High Yield Portfolio*	6,557,371	80,917,955
AST Hotchkis & Wiley Large-Cap Value Portfolio*	701,725	28,525,137
AST Jennison Large-Cap Growth Portfolio*	427,674	29,462,496
AST MFS Growth Portfolio*	635,144	31,604,761
AST MFS Large-Cap Value Portfolio*	1,310,389	36,677,777
AST Prudential Core Bond Portfolio*	32,525,069	453,724,710
AST Small-Cap Growth Opportunities Portfolio*	804,190	25,886,881
AST Small-Cap Growth Portfolio*	321,923	26,684,197
AST Small-Cap Value Portfolio*	664,558	23,963,968
AST T. Rowe Price Large-Cap Growth Portfolio*	387,514	28,036,643
AST T. Rowe Price Natural Resources Portfolio*	969,101	24,314,752
AST Western Asset Emerging Markets Debt Portfolio*	4,417,471	56,676,152

Total Affiliated Mutual Funds (cost $838,910,147)(wd)		949,957,298
Common Stocks — 20.4%
Aerospace & Defense — 0.2%
Airbus SE (France)*	4,986	658,835
Curtiss-Wright Corp.	11,300	1,425,834
General Dynamics Corp.	16,016	3,139,617
Howmet Aerospace, Inc.	12,500	390,000
Lockheed Martin Corp.	8,000	2,760,800
Northrop Grumman Corp.	9,696	3,492,014
Raytheon Technologies Corp.	23,069	1,983,011
		13,850,111
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	40,074	2,520,064
Expeditors International of Washington, Inc.	6,100	726,693
FedEx Corp.	14,281	3,131,681
SG Holdings Co. Ltd. (Japan)	5,500	156,452
United Parcel Service, Inc. (Class B Stock)	10,489	1,910,047
Yamato Holdings Co. Ltd. (Japan)	15,200	385,008
		8,829,945
Airlines — 0.0%
Alaska Air Group, Inc.*	3,700	216,820
Delta Air Lines, Inc.*	9,228	393,205
		610,025
Auto Components — 0.1%
Aisin Corp. (Japan)	33,700	1,213,588
Aptiv PLC*	3,905	581,728
	Shares	Value

Common Stocks (continued)
Auto Components (cont’d.)
Bridgestone Corp. (Japan)	18,300	$864,175
Cie Generale des Etablissements Michelin SCA (France)	4,061	622,473
Magna International, Inc. (Canada)	5,231	393,581
		3,675,545
Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	1,312	126,407
BYD Co. Ltd. (China) (Class H Stock)	2,500	77,946
Daimler AG (Germany)	19,896	1,758,912
Ferrari NV (Italy)	4,870	1,013,658
Ford Motor Co.*	180,000	2,548,800
General Motors Co.*	17,678	931,807
Hero MotoCorp Ltd. (India)	2,138	81,489
Isuzu Motors Ltd. (Japan)	140,400	1,837,104
Kia Corp. (South Korea)	1,952	131,851
Stellantis NV	9,677	183,974
Tesla, Inc.*	15,161	11,757,052
Toyota Motor Corp. (Japan)	121,000	2,147,878
Volkswagen AG (Germany)	542	167,205
Yamaha Motor Co. Ltd. (Japan)	68,297	1,905,219
		24,669,302
Banks — 1.1%
Absa Group Ltd. (South Africa)	14,725	148,768
Australia & New Zealand Banking Group Ltd. (Australia)	64,052	1,287,936
Banco Bilbao Vizcaya Argentaria SA (Spain)	116,024	763,140
Bank Hapoalim BM (Israel)	71,427	628,013
Bank Leumi Le-Israel BM (Israel)	172,447	1,470,422
Bank of America Corp.	133,003	5,645,977
Bank of China Ltd. (China) (Class H Stock)	248,000	87,759
Bank of Ireland Group PLC (Ireland)*	29,606	172,422
Bank of Nova Scotia (The) (Canada)	1,269	78,108
Barclays PLC (United Kingdom)	404,031	1,024,627
BNP Paribas SA (France)	27,762	1,772,432
China Construction Bank Corp. (China) (Class H Stock)	487,000	346,831
Citigroup, Inc.	66,156	4,642,828
Citizens Financial Group, Inc.	9,400	441,612
Commonwealth Bank of Australia (Australia)	28,791	2,147,834
Credit Agricole SA (France)	69,118	951,353
DBS Group Holdings Ltd. (Singapore)	142,900	3,162,238
DNB Bank ASA (Norway)	19,559	446,237
East West Bancorp, Inc.	4,265	330,708
Hana Financial Group, Inc. (South Korea)	4,827	187,306
HSBC Holdings PLC (United Kingdom)	47,034	246,044
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	137,000	75,942
Israel Discount Bank Ltd. (Israel) (Class A Stock)*	21,860	116,082
JPMorgan Chase & Co.	53,181	8,705,198
A1

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
KB Financial Group, Inc. (South Korea)	3,387	$157,967
KBC Group NV (Belgium)	3,965	355,815
KeyCorp	72,000	1,556,640
Lloyds Banking Group PLC (United Kingdom)	1,220,480	756,340
Mitsubishi UFJ Financial Group, Inc. (Japan)	555,100	3,261,063
Mizuho Financial Group, Inc. (Japan)	40,800	577,812
National Australia Bank Ltd. (Australia)	69,377	1,373,920
NatWest Group PLC (United Kingdom)	90,201	272,255
Nordea Bank Abp (Finland)	220,163	2,844,263
Oversea-Chinese Banking Corp. Ltd. (Singapore)	57,800	485,262
Pinnacle Financial Partners, Inc.	1,972	185,526
PNC Financial Services Group, Inc. (The)	29,844	5,838,680
Popular, Inc. (Puerto Rico)	2,600	201,942
Regions Financial Corp.	48,600	1,035,666
Sberbank of Russia PJSC (Russia), ADR	21,654	406,115
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	28,269	398,878
Sumitomo Mitsui Financial Group, Inc. (Japan)	11,800	414,450
SVB Financial Group*	500	323,440
Svenska Handelsbanken AB (Sweden) (Class A Stock)	25,476	285,882
Synovus Financial Corp.	25,200	1,106,028
Tisco Financial Group PCL (Thailand)	96,000	258,844
Toronto-Dominion Bank (The) (Canada)	3,105	205,554
Truist Financial Corp.	75,969	4,455,582
U.S. Bancorp	34,223	2,034,215
United Overseas Bank Ltd. (Singapore)	20,400	385,055
Wells Fargo & Co.	111,249	5,163,066
Wintrust Financial Corp.	2,763	222,062
		69,442,139
Beverages — 0.3%
Ambev SA (Brazil)	34,600	97,400
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	4,652	262,280
Carlsberg A/S (Denmark) (Class B Stock)	1,804	294,573
Coca-Cola Co. (The)	102,524	5,379,434
Coca-Cola Europacific Partners PLC (United Kingdom)	6,929	383,104
Coca-Cola HBC AG (Russia)*	47,873	1,538,647
Diageo PLC (United Kingdom)	5,944	287,213
Diageo PLC (United Kingdom), ADR	7,289	1,406,777
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	3,100	79,243
Kirin Holdings Co. Ltd. (Japan)	15,200	281,445
Monster Beverage Corp.*	6,007	533,602
PepsiCo, Inc.	33,007	4,964,583
Pernod Ricard SA (France)	4,377	965,252
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Remy Cointreau SA (France)	2,735	$530,268
		17,003,821
Biotechnology — 0.3%
AbbVie, Inc.	67,869	7,321,029
Amgen, Inc.	1,081	229,875
Argenx SE (Netherlands), ADR*	2,048	618,496
Biogen, Inc.*	1,412	399,582
BioMarin Pharmaceutical, Inc.*	3,451	266,728
BioNTech SE (Germany), ADR*(a)	2,387	651,627
Exelixis, Inc.*	14,700	310,758
Horizon Therapeutics PLC*	12,400	1,358,296
Moderna, Inc.*	2,100	808,206
Regeneron Pharmaceuticals, Inc.*	5,334	3,228,030
United Therapeutics Corp.*	3,600	664,488
Vertex Pharmaceuticals, Inc.*	12,400	2,249,236
		18,106,351
Building Products — 0.2%
AGC, Inc. (Japan)	3,300	170,255
Carlisle Cos., Inc.	2,800	556,612
Carrier Global Corp.	48,100	2,489,656
Cie de Saint-Gobain (France)	35,278	2,375,866
Fortune Brands Home & Security, Inc.	3,600	321,912
Geberit AG (Switzerland)	639	470,150
Johnson Controls International PLC	43,589	2,967,539
Kingspan Group PLC (Ireland)	2,682	263,560
Nibe Industrier AB (Sweden) (Class B Stock)	24,865	314,062
Trane Technologies PLC	2,418	417,468
Xinyi Glass Holdings Ltd. (Hong Kong)	623,000	1,860,591
		12,207,671
Capital Markets — 0.7%
3i Group PLC (United Kingdom)	16,848	289,124
Abrdn PLC (United Kingdom)	474,663	1,627,958
Ameriprise Financial, Inc.	2,212	584,233
Amundi SA (France), 144A	9,867	831,140
Apollo Global Management, Inc.	20,527	1,264,258
Bank of New York Mellon Corp. (The)	14,400	746,496
BlackRock, Inc.	3,024	2,536,108
Blackstone, Inc.	3,945	458,961
Cboe Global Markets, Inc.	8,500	1,052,810
Charles Schwab Corp. (The)	7,446	542,367
CME Group, Inc.	4,271	825,926
Daiwa Securities Group, Inc. (Japan)	25,605	149,310
EQT AB (Sweden)	3,650	152,178
Evercore, Inc. (Class A Stock)	3,800	507,946
Goldman Sachs Group, Inc. (The)	16,927	6,398,914
IG Group Holdings PLC (United Kingdom)	29,198	317,882
Invesco Ltd.	13,900	335,129
Julius Baer Group Ltd. (Switzerland)	33,861	2,248,295
KKR & Co., Inc.	28,254	1,720,104
Lazard Ltd. (Class A Stock)	4,788	219,290
Macquarie Group Ltd. (Australia)	5,980	777,609
Moody’s Corp.	7,300	2,592,303

A2

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Morgan Stanley	19,702	$1,917,202
Morningstar, Inc.	437	113,196
MSCI, Inc.	1,600	973,344
Nasdaq, Inc.	2,200	424,644
Northern Trust Corp.	17,951	1,935,297
Partners Group Holding AG (Switzerland)	389	608,159
Raymond James Financial, Inc.	14,700	1,356,516
S&P Global, Inc.	1,943	825,561
Schroders PLC (United Kingdom)	22,787	1,097,525
St. James’s Place PLC (United Kingdom)	13,080	265,150
State Street Corp.	24,200	2,050,224
Stifel Financial Corp.	17,900	1,216,484
T. Rowe Price Group, Inc.	2,370	466,179
UBS Group AG (Switzerland)	209,319	3,356,746
		42,784,568
Chemicals — 0.4%
Air Products & Chemicals, Inc.	2,381	609,798
Arkema SA (France)	1,104	146,110
Asahi Kasei Corp. (Japan)	21,500	228,048
Celanese Corp.	7,700	1,159,928
Chemours Co. (The)	42,400	1,232,144
Covestro AG (Germany), 144A	31,246	2,133,968
Dow, Inc.	32,013	1,842,668
DuPont de Nemours, Inc.	30,700	2,087,293
Eastman Chemical Co.	4,896	493,223
Ecolab, Inc.	2,143	447,073
Evonik Industries AG (Germany)	3,635	114,134
Givaudan SA (Switzerland)	204	932,540
ICL Group Ltd. (Israel)	16,300	118,530
Linde PLC (United Kingdom) (NYSE)	3,074	901,850
Linde PLC (United Kingdom) (BATE)	889	262,351
Mitsui Chemicals, Inc. (Japan)	57,600	1,924,055
Mosaic Co. (The)	59,100	2,111,052
Nitto Denko Corp. (Japan)	3,600	255,886
Olin Corp.	4,500	217,125
Orbia Advance Corp. SAB de CV (Mexico)	30,837	79,163
PPG Industries, Inc.	9,851	1,408,791
Solvay SA (Belgium)	1,305	158,950
Sumitomo Chemical Co. Ltd. (Japan)	25,100	130,796
Toray Industries, Inc. (Japan)	22,500	143,730
Tosoh Corp. (Japan)	24,000	435,576
Westlake Chemical Corp.	21,138	1,926,517
Yara International ASA (Brazil)	3,051	151,318
		21,652,617
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	29,009	224,233
Clean Harbors, Inc.*	8,600	893,282
Copart, Inc.*	11,000	1,525,920
Rentokil Initial PLC (United Kingdom)	31,962	250,899
Republic Services, Inc.	6,656	799,119
Securitas AB (Sweden) (Class B Stock)	7,259	114,718
		3,808,171
	Shares	Value

Common Stocks (continued)
Communications Equipment — 0.1%
Ciena Corp.*	2,278	$116,975
Cisco Systems, Inc.	41,392	2,252,967
Motorola Solutions, Inc.	9,600	2,230,272
Nokia OYJ (Finland)*	93,472	514,585
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	17,841	201,035
Ubiquiti, Inc.(a)	3,500	1,045,345
VTech Holdings Ltd. (Hong Kong)	16,700	121,685
		6,482,864
Construction & Engineering — 0.0%
Skanska AB (Sweden) (Class B Stock)	42,912	1,076,334
Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	26,000	140,258
Eagle Materials, Inc.	1,400	183,624
HeidelbergCement AG (Germany)	24,902	1,859,703
Holcim Ltd. (Switzerland)*	8,581	414,436
		2,598,021
Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	8,700	109,855
American Express Co.	4,685	784,878
Capital One Financial Corp.	25,499	4,130,073
Discover Financial Services	14,000	1,719,900
OneMain Holdings, Inc.	30,000	1,659,900
SLM Corp.	20,957	368,843
		8,773,449
Containers & Packaging — 0.1%
Avery Dennison Corp.	11,737	2,432,024
Crown Holdings, Inc.	9,121	919,214
Smurfit Kappa Group PLC (Ireland)	4,320	224,766
Transcontinental, Inc. (Canada) (Class A Stock)	15,930	253,049
Westrock Co.	3,900	194,337
		4,023,390
Distributors — 0.0%
Genuine Parts Co.	9,600	1,163,808
LKQ Corp.*	16,100	810,152
		1,973,960
Diversified Consumer Services — 0.0%
Service Corp. International	18,424	1,110,230
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc. (Class B Stock)*	24,800	6,768,912
Chailease Holding Co. Ltd. (Taiwan)	28,000	245,788
Industrivarden AB (Sweden) (Class C Stock)	19,716	610,647
		7,625,347
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	106,500	2,876,565

A3

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Deutsche Telekom AG (Germany)	29,164	$585,655
Hellenic Telecommunications Organization SA (Greece)	11,636	218,340
Koninklijke KPN NV (Netherlands)	388,296	1,222,642
Swisscom AG (Switzerland)	1,735	999,790
Telefonica SA (Spain)	486,444	2,272,416
United Internet AG (Germany)	2,862	110,939
Verizon Communications, Inc.	93,345	5,041,563
		13,327,910
Electric Utilities — 0.3%
Avangrid, Inc.(a)	8,900	432,540
Chubu Electric Power Co., Inc. (Japan)	11,200	132,603
CLP Holdings Ltd. (Hong Kong)	22,500	216,427
Electricite de France SA (France)	16,662	209,809
Endesa SA (Spain)	55,566	1,120,402
Enel SpA (Italy)	58,421	449,938
Energisa SA (Brazil), UTS	27,700	223,960
Entergy Corp.	19,000	1,886,890
Evergy, Inc.	11,600	721,520
Exelon Corp.	20,200	976,468
FirstEnergy Corp.	42,000	1,496,040
Fortum OYJ (Finland)	52,375	1,591,602
Hawaiian Electric Industries, Inc.	30,360	1,239,599
Iberdrola SA (Spain)	120,331	1,207,812
Kansai Electric Power Co., Inc. (The) (Japan)	12,300	119,450
NextEra Energy, Inc.	26,144	2,052,827
Power Assets Holdings Ltd. (Hong Kong)	24,000	140,910
Red Electrica Corp. SA (Spain)	64,710	1,297,319
Southern Co. (The)	25,000	1,549,250
SSE PLC (United Kingdom)	108,893	2,301,731
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	34,856	231,317
Xcel Energy, Inc.	17,565	1,097,812
		20,696,226
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	81,080	2,714,459
AMETEK, Inc.	17,054	2,114,867
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	11,337	919,814
Eaton Corp. PLC	16,080	2,400,905
Emerson Electric Co.	34,535	3,253,197
Legrand SA (France)	6,970	746,515
Mitsubishi Electric Corp. (Japan)	31,400	436,610
Regal Beloit Corp.(a)	2,600	390,884
Schneider Electric SE	12,936	2,150,673
Signify NV (Netherlands), 144A	4,222	210,691
		15,338,615
Electronic Equipment, Instruments & Components — 0.2%
AU Optronics Corp. (Taiwan)	124,000	77,850
CDW Corp.	4,100	746,282
Corning, Inc.	36,411	1,328,637
Hexagon AB (Sweden) (Class B Stock)	34,094	527,074
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hon Hai Precision Industry Co. Ltd. (Taiwan)	38,000	$141,878
Jabil, Inc.	4,800	280,176
Keyence Corp. (Japan)	4,999	2,985,382
Littelfuse, Inc.	865	236,379
Murata Manufacturing Co. Ltd. (Japan)	5,600	499,254
Shimadzu Corp. (Japan)	11,500	504,898
SYNNEX Corp.	9,900	1,030,590
Zebra Technologies Corp. (Class A Stock)*	2,900	1,494,718
		9,853,118
Energy Equipment & Services — 0.0%
Halliburton Co.	97,800	2,114,436
Entertainment — 0.4%
Activision Blizzard, Inc.	12,800	990,592
DeNA Co. Ltd. (Japan)	9,500	176,045
Electronic Arts, Inc.	8,200	1,166,450
GungHo Online Entertainment, Inc. (Japan)	13,400	246,472
Konami Holdings Corp. (Japan)	8,137	509,309
NetEase, Inc. (China), ADR	2,998	256,029
Netflix, Inc.*	10,311	6,293,216
Nintendo Co. Ltd. (Japan)	5,500	2,659,126
Roku, Inc.*	480	150,408
Sea Ltd. (Taiwan), ADR*	9,845	3,137,897
Walt Disney Co. (The)*	28,590	4,836,570
World Wrestling Entertainment, Inc. (Class A Stock)(a)	23,400	1,316,484
		21,738,598
Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.	5,623	1,074,387
American Campus Communities, Inc.	6,597	319,625
American Tower Corp.	2,124	563,731
Apartment Income REIT Corp.	23,000	1,122,630
AvalonBay Communities, Inc.	9,338	2,069,674
Boston Properties, Inc.	1,041	112,792
Cousins Properties, Inc.	5,852	218,221
Crown Castle International Corp.	1,685	292,044
Dexus (Australia)	237,384	1,841,567
Equinix, Inc.	735	580,746
Extra Space Storage, Inc.	6,200	1,041,538
Gaming & Leisure Properties, Inc.	7,136	330,539
Goodman Group (Australia)	33,899	523,824
Highwoods Properties, Inc.	4,900	214,914
Invitation Homes, Inc.	39,900	1,529,367
Japan Real Estate Investment Corp. (Japan)	22	132,170
Lamar Advertising Co. (Class A Stock)	16,100	1,826,545
Link REIT (Hong Kong)	36,200	309,931
Medical Properties Trust, Inc.	13,500	270,945
Orix JREIT, Inc. (Japan)	165	287,279
Prologis, Inc.	38,850	4,872,955
Public Storage	2,800	831,880
Realty Income Corp.	1,260	81,724
SBA Communications Corp.	9,080	3,001,576

A4

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group, Inc.	4,400	$571,868
Stockland (Australia)	491,583	1,568,505
Sun Communities, Inc.	7,300	1,351,230
Tritax Big Box REIT PLC (United Kingdom)	35,659	102,119
Ventas, Inc.	3,377	186,444
Vornado Realty Trust	1,031	43,312
Welltower, Inc.	4,900	403,760
Weyerhaeuser Co.	59,800	2,127,086
		29,804,928
Food & Staples Retailing — 0.3%
BIM Birlesik Magazalar A/S (Turkey)	13,112	94,132
Carrefour SA (France)	10,509	188,881
Costco Wholesale Corp.	3,225	1,449,154
Etablissements Franz Colruyt NV (Belgium)	1,949	99,701
ICA Gruppen AB (Sweden)	2,562	117,638
J Sainsbury PLC (United Kingdom)	28,592	109,304
Kesko OYJ (Finland) (Class B Stock)	15,380	530,685
Koninklijke Ahold Delhaize NV (Netherlands)	79,765	2,652,758
Kroger Co. (The)	13,200	533,676
Seven & i Holdings Co. Ltd. (Japan)	12,000	545,175
Sugi Holdings Co. Ltd. (Japan)	1,500	108,957
Sysco Corp.	28,090	2,205,065
Tesco PLC (United Kingdom)	340,460	1,158,305
Walgreens Boots Alliance, Inc.	28,400	1,336,220
Wal-Mart de Mexico SAB de CV (Mexico)	50,090	169,745
Walmart, Inc.	43,239	6,026,652
		17,326,048
Food Products — 0.3%
Ajinomoto Co., Inc. (Japan)	3,900	115,112
Archer-Daniels-Midland Co.	26,400	1,584,264
Bunge Ltd.	7,600	618,032
Darling Ingredients, Inc.*	3,153	226,701
Gruma SAB de CV (Mexico) (Class B Stock)	9,428	107,765
Hershey Co. (The)	8,728	1,477,214
Inghams Group Ltd. (Australia)	36,082	106,880
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	22,700	132,464
JBS SA	19,480	132,281
Kraft Heinz Co. (The)	46,400	1,708,448
Mondelez International, Inc. (Class A Stock)	31,066	1,807,420
Nestle SA (Switzerland)	50,064	6,037,398
NH Foods Ltd. (Japan)	2,900	109,326
Orkla ASA (Norway)	39,632	364,066
Tyson Foods, Inc. (Class A Stock)	25,200	1,989,288
Viscofan SA (Spain)	1,151	75,333
Wilmar International Ltd. (China)	445,900	1,375,787
		17,967,779
	Shares	Value

Common Stocks (continued)
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	33,800	$619,547
Snam SpA (Italy)	35,325	195,841
		815,388
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	35,124	4,149,198
Alcon, Inc. (Switzerland) (BATE)	3,250	263,726
Alcon, Inc. (Switzerland) (NYSE)(a)	6,780	545,587
Align Technology, Inc.*	3,912	2,603,162
Baxter International, Inc.	8,100	651,483
Becton, Dickinson & Co.	1,928	473,941
Boston Scientific Corp.*	75,008	3,254,597
Cooper Cos., Inc. (The)	308	127,300
Danaher Corp.	13,855	4,218,016
DENTSPLY SIRONA, Inc.	13,100	760,455
Edwards Lifesciences Corp.*	23,100	2,615,151
Envista Holdings Corp.*	21,200	886,372
Hoya Corp. (Japan)	6,300	983,507
Intuitive Surgical, Inc.*	4,121	4,096,892
Koninklijke Philips NV (Netherlands)	10,699	474,999
Medtronic PLC	22,630	2,836,671
Menicon Co. Ltd. (Japan)	15,394	598,719
Olympus Corp. (Japan)	3,700	81,191
Sonova Holding AG (Switzerland)	5,960	2,258,681
Straumann Holding AG (Switzerland)	650	1,169,083
Stryker Corp.	14,846	3,915,187
Teleflex, Inc.	700	263,585
Zimmer Biomet Holdings, Inc.	3,235	473,475
		37,700,978
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*	5,167	329,551
AmerisourceBergen Corp.	2,976	355,483
Amplifon SpA (Italy)	8,190	389,961
Anthem, Inc.	8,200	3,056,960
Centene Corp.*	6,408	399,282
Cigna Corp.	12,848	2,571,656
CVS Health Corp.	29,042	2,464,504
Fresenius Medical Care AG & Co. KGaA (Germany)	3,531	248,215
Fresenius SE & Co. KGaA (Germany)	45,523	2,180,979
H.U. Group Holdings, Inc. (Japan)	5,600	152,487
HCA Healthcare, Inc.	3,700	898,064
Laboratory Corp. of America Holdings*	6,602	1,858,067
Medipal Holdings Corp. (Japan)	66,000	1,245,368
Molina Healthcare, Inc.*	6,483	1,758,903
Sonic Healthcare Ltd. (Australia)	68,163	1,983,678
UnitedHealth Group, Inc.	18,132	7,084,898
Universal Health Services, Inc. (Class B Stock)	4,000	553,480
		27,531,536
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	3,500	1,008,595
Hotels, Restaurants & Leisure — 0.4%
Aramark	9,675	317,920
Booking Holdings, Inc.*	1,607	3,814,809

A5

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Darden Restaurants, Inc.	9,456	$1,432,300
Domino’s Pizza Enterprises Ltd. (Australia)	1,020	117,513
Evolution AB (Sweden), 144A	11,289	1,716,953
Flutter Entertainment PLC (Ireland)*	1,962	386,778
Greggs PLC (United Kingdom)	3,970	158,145
La Francaise des Jeux SAEM (France), 144A	2,205	113,507
Las Vegas Sands Corp.*	6,800	248,880
Marriott International, Inc. (Class A Stock)*	10,120	1,498,671
McDonald’s Corp.	32,988	7,953,737
McDonald’s Holdings Co. Japan Ltd. (Japan)	42,128	1,989,779
MGM Resorts International	40,705	1,756,421
Penn National Gaming, Inc.*	1,495	108,328
Royal Caribbean Cruises Ltd.*(a)	3,919	348,595
Starbucks Corp.	33,811	3,729,691
Tabcorp Holdings Ltd. (Australia)	79,795	279,919
Yum China Holdings, Inc. (China)(a)	7,052	409,792
Yum! Brands, Inc.	5,809	710,499
		27,092,237
Household Durables — 0.1%
D.R. Horton, Inc.	20,626	1,731,965
Iida Group Holdings Co. Ltd. (Japan)	72,100	1,853,700
Lennar Corp. (Class A Stock)	2,553	239,165
Persimmon PLC (United Kingdom)	5,782	208,089
PulteGroup, Inc.	21,800	1,001,056
Sekisui House Ltd. (Japan)	10,700	224,799
Sony Group Corp. (Japan)	5,600	621,368
Tempur Sealy International, Inc.	17,000	788,970
Toll Brothers, Inc.	2,479	137,064
		6,806,176
Household Products — 0.1%
Essity AB (Sweden) (Class B Stock)	3,980	123,497
Henkel AG & Co. KGaA (Germany)	1,799	154,909
Procter & Gamble Co. (The)	50,071	6,999,926
		7,278,332
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	67,400	1,538,742
Industrial Conglomerates — 0.2%
3M Co.	5,300	929,726
DCC PLC (United Kingdom)	24,037	2,000,848
General Electric Co.	33,223	3,422,966
Hitachi Ltd. (Japan)	9,500	561,790
Honeywell International, Inc.	21,408	4,544,490
Siemens AG (Germany)	1,807	295,398
		11,755,218
Insurance — 0.6%
Aflac, Inc.	5,400	281,502
AIA Group Ltd. (Hong Kong)	63,800	737,226
Alleghany Corp.*	360	224,788
Allianz SE (Germany)	15,367	3,458,676
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
American International Group, Inc.	16,700	$916,663
Aon PLC (Class A Stock)	3,000	857,310
Arch Capital Group Ltd.*	4,800	183,264
Arthur J. Gallagher & Co.	2,401	356,909
Axis Capital Holdings Ltd.	4,655	214,316
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	110,800	329,530
Chubb Ltd.	23,011	3,991,948
Dai-ichi Life Holdings, Inc. (Japan)	114,500	2,522,752
Fairfax Financial Holdings Ltd. (Canada)	956	385,925
Fidelity National Financial, Inc.	28,800	1,305,792
Gjensidige Forsikring ASA (Norway)	5,544	122,845
Hartford Financial Services Group, Inc. (The)	14,565	1,023,191
iA Financial Corp., Inc. (Canada)	2,385	135,312
Japan Post Holdings Co. Ltd. (Japan)	237,800	2,006,055
Japan Post Insurance Co. Ltd. (Japan)	6,000	109,070
Lincoln National Corp.	9,200	632,500
Manulife Financial Corp. (Canada)	25,202	485,098
Markel Corp.*	1,000	1,195,130
Marsh & McLennan Cos., Inc.	21,004	3,180,636
Medibank Private Ltd. (Australia)	48,284	123,871
MetLife, Inc.	62,643	3,866,952
NN Group NV (Netherlands)	42,134	2,201,010
Old Republic International Corp.	26,500	612,945
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	194,000	188,508
Poste Italiane SpA (Italy), 144A	95,970	1,319,022
Progressive Corp. (The)	6,476	585,366
Reinsurance Group of America, Inc.	9,700	1,079,222
RenaissanceRe Holdings Ltd. (Bermuda)	2,198	306,401
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,837	363,566
Travelers Cos., Inc. (The)	3,200	486,432
W.R. Berkley Corp.	4,800	351,264
Zurich Insurance Group AG (Switzerland)	392	160,572
		36,301,569
Interactive Media & Services — 0.8%
Alphabet, Inc. (Class A Stock)*	7,693	20,567,390
Alphabet, Inc. (Class C Stock)*	4,100	10,927,771
Auto Trader Group PLC (United Kingdom), 144A	17,075	134,615
carsales.com Ltd. (Australia)	6,906	124,917
Facebook, Inc. (Class A Stock)*	54,362	18,449,919
NAVER Corp. (South Korea)	685	222,977
REA Group Ltd. (Australia)	951	107,962
Tencent Holdings Ltd. (China)	9,000	542,104
		51,077,655
Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. (China), ADR*	3,716	550,154
Amazon.com, Inc.*	8,159	26,802,641

A6

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
DoorDash, Inc. (Class A Stock)*	1,600	$329,568
eBay, Inc.	24,000	1,672,080
JD.com, Inc. (China), ADR*	2,146	155,027
MercadoLibre, Inc. (Argentina)*	1,370	2,300,778
Qurate Retail, Inc. (Class A Stock)	18,700	190,553
Zalando SE (Germany), 144A*	1,088	99,506
ZOZO, Inc. (Japan)	57,500	2,151,637
		34,251,944
IT Services — 0.9%
Accenture PLC (Class A Stock)	11,031	3,529,038
Adyen NV (Netherlands), 144A*	1,378	3,846,320
Affirm Holdings, Inc.*	1,229	146,411
Akamai Technologies, Inc.*(a)	9,239	966,307
Automatic Data Processing, Inc.	14,700	2,938,824
Capgemini SE (France)	2,780	577,659
Cognizant Technology Solutions Corp. (Class A Stock)	8,400	623,364
Concentrix Corp.*	4,000	708,000
Dlocal Ltd. (Uruguay)*(a)	8,318	453,830
EPAM Systems, Inc.*	3,900	2,224,872
Fidelity National Information Services, Inc.	11,870	1,444,342
Fiserv, Inc.*	24,200	2,625,700
FleetCor Technologies, Inc.*	1,644	429,528
Fujitsu Ltd. (Japan)	18,000	3,264,832
Gartner, Inc.*	6,291	1,911,709
Global Payments, Inc.	3,800	598,804
Globant SA*	2,685	754,512
GMO Payment Gateway, Inc. (Japan)	4,788	607,005
International Business Machines Corp.	2,525	350,798
Mastercard, Inc. (Class A Stock)	24,839	8,636,024
PayPal Holdings, Inc.*	12,220	3,179,766
Shopify, Inc. (Canada) (Class A Stock)*	1,729	2,344,144
Snowflake, Inc. (Class A Stock)*	1,200	362,916
Tata Consultancy Services Ltd. (India)	5,515	279,836
VeriSign, Inc.*	8,800	1,804,088
Visa, Inc. (Class A Stock)	44,590	9,932,422
		54,541,051
Leisure Products — 0.1%
Brunswick Corp.	21,476	2,046,019
Hasbro, Inc.	2,962	264,270
Sega Sammy Holdings, Inc. (Japan)	9,600	136,096
Shimano, Inc. (Japan)	5,100	1,499,041
Yamaha Corp. (Japan)	2,300	144,388
		4,089,814
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	1,676	264,020
Bio-Rad Laboratories, Inc. (Class A Stock)*	400	298,380
Bruker Corp.	5,300	413,930
Eurofins Scientific SE (Luxembourg)	26,820	3,440,339
Illumina, Inc.*	1,100	446,171
IQVIA Holdings, Inc.*	10,694	2,561,641
Lonza Group AG (Switzerland)	1,308	981,935
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Mettler-Toledo International, Inc.*	1,600	$2,203,776
Thermo Fisher Scientific, Inc.	9,128	5,215,100
Waters Corp.*	2,100	750,330
Wuxi Biologics Cayman, Inc. (China), 144A*	27,737	453,909
		17,029,531
Machinery — 0.5%
Aalberts NV (Netherlands)	2,577	148,563
AGCO Corp.	12,700	1,556,131
Alfa Laval AB (Sweden)	5,420	202,401
Atlas Copco AB (Sweden) (Class A Stock)	11,476	694,105
Atlas Copco AB (Sweden) (Class B Stock)	6,840	348,261
Caterpillar, Inc.	7,040	1,351,469
CNH Industrial NV (United Kingdom)	127,934	2,137,383
Cummins, Inc.	9,100	2,043,496
Deere & Co.	11,319	3,792,657
Doosan Bobcat, Inc. (South Korea)*	1,909	63,621
Dover Corp.	5,105	793,827
Epiroc AB (Sweden) (Class A Stock)	25,790	533,695
Epiroc AB (Sweden) (Class B Stock)	6,747	119,703
FANUC Corp. (Japan)	3,400	742,543
Fortive Corp.	7,474	527,440
Gates Industrial Corp. PLC*	6,697	108,960
GEA Group AG (Germany)	11,815	539,629
Lincoln Electric Holdings, Inc.	883	113,722
Makita Corp. (Japan)	3,700	205,700
MINEBEA MITSUMI, Inc. (Japan)	6,200	157,895
MISUMI Group, Inc. (Japan)	4,900	207,900
NGK Insulators Ltd. (Japan)	13,500	227,693
Oshkosh Corp.	20,084	2,055,999
Otis Worldwide Corp.	36,310	2,987,587
Parker-Hannifin Corp.	9,547	2,669,532
SKF AB (Sweden) (Class B Stock)	6,588	155,663
SMC Corp. (Japan)	1,000	625,720
Spirax-Sarco Engineering PLC (United Kingdom)	1,282	257,842
Stanley Black & Decker, Inc.	13,316	2,334,428
Techtronic Industries Co. Ltd. (Hong Kong)	113,378	2,229,633
Volvo AB (Sweden) (Class B Stock)	25,014	560,712
		30,493,910
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	55	141,448
AP Moller - Maersk A/S (Denmark) (Class B Stock)	596	1,609,436
Kuehne + Nagel International AG (Switzerland)	941	322,121
Nippon Yusen KK (Japan)	26,800	2,013,686
SITC International Holdings Co. Ltd. (China)	33,000	118,214
		4,204,905

A7

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	298	$216,813
Comcast Corp. (Class A Stock)	149,572	8,365,562
CyberAgent, Inc. (Japan)	7,200	138,675
Dentsu Group, Inc. (Japan)	3,700	141,721
Fox Corp. (Class B Stock)	18,900	701,568
News Corp. (Class A Stock)	52,800	1,242,384
News Corp. (Class B Stock)	15,200	353,096
Publicis Groupe SA (France)	5,971	401,473
WPP PLC (United Kingdom)	125,172	1,677,120
		13,238,412
Metals & Mining — 0.3%
Anglo American PLC (South Africa)	18,758	662,580
ArcelorMittal SA (Luxembourg)	78,590	2,382,983
BHP Group Ltd. (Australia)	53,361	1,446,227
BHP Group PLC (Australia)	31,189	787,643
BlueScope Steel Ltd. (Australia)	116,548	1,718,823
Boliden AB (Sweden)	12,806	410,681
Fortescue Metals Group Ltd. (Australia)	125,305	1,348,927
Freeport-McMoRan, Inc.	76,285	2,481,551
Glencore PLC (Australia)*	101,038	476,390
Impala Platinum Holdings Ltd. (South Africa)	5,409	61,316
JFE Holdings, Inc. (Japan)	4,900	74,015
POSCO (South Korea)	846	234,371
Reliance Steel & Aluminum Co.	8,900	1,267,538
Rio Tinto Ltd. (Australia)	6,312	454,853
Rio Tinto PLC (Australia)	49,572	3,264,185
Southern Copper Corp. (Peru)	3,400	190,876
Steel Dynamics, Inc.	27,325	1,597,966
Tata Steel Ltd. (India)	11,484	199,098
		19,060,023
Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	31,463	251,004
Next PLC (United Kingdom)	3,244	355,612
Target Corp.	13,899	3,179,674
		3,786,290
Multi-Utilities — 0.1%
Ameren Corp.	4,747	384,507
CenterPoint Energy, Inc.	107,438	2,642,975
CMS Energy Corp.	5,162	308,326
Dominion Energy, Inc.	11,967	873,830
E.ON SE (Germany)	76,458	936,642
Engie SA (France)	30,246	397,007
Public Service Enterprise Group, Inc.	3,818	232,516
Sempra Energy	18,749	2,371,748
		8,147,551
Oil, Gas & Consumable Fuels — 0.7%
Aker BP ASA (Norway)	4,128	134,487
APA Corp.	11,900	255,017
BP PLC (United Kingdom)	621,922	2,815,230
Cheniere Energy, Inc.*	29,911	2,921,407
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chevron Corp.	51,688	$5,243,748
China Petroleum & Chemical Corp. (China) (Class H Stock)	574,000	282,207
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	104,000	242,831
ConocoPhillips	71,453	4,842,370
Enbridge, Inc. (Canada)	41,849	1,665,590
ENEOS Holdings, Inc. (Japan)	54,100	220,248
Eni SpA (Italy)	10,548	139,382
EOG Resources, Inc.	39,721	3,188,405
Equinor ASA (Norway)	16,700	424,098
Exxon Mobil Corp.	87,700	5,158,514
HollyFrontier Corp.	7,600	251,788
Inpex Corp. (Japan)	18,400	143,907
Kinder Morgan, Inc.	58,000	970,340
LUKOIL PJSC (Russia), ADR(a)	4,290	406,091
Lundin Energy AB (Sweden)	31,938	1,189,424
Occidental Petroleum Corp.	22,400	662,592
OMV AG (Austria)	36,669	2,191,974
Pembina Pipeline Corp. (Canada)	4,366	138,398
PetroChina Co. Ltd. (China) (Class H Stock)	218,000	102,271
Pioneer Natural Resources Co.	769	128,046
Repsol SA (Spain)	24,039	313,593
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	66,711	1,469,443
TotalEnergies SE (France)	29,843	1,423,907
Tourmaline Oil Corp. (Canada)	9,756	340,836
Valero Energy Corp.	7,299	515,090
Williams Cos., Inc. (The)	80,623	2,091,361
		39,872,595
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	8,565	210,448
Personal Products — 0.2%
Amorepacific Corp. (South Korea)	1,355	202,515
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,686	2,005,332
Kao Corp. (Japan)	1,400	83,393
L’Oreal SA (France)	7,780	3,210,252
Unilever PLC (United Kingdom)	78,346	4,237,908
		9,739,400
Pharmaceuticals — 1.0%
AstraZeneca PLC (United Kingdom)	8,318	998,429
AstraZeneca PLC (United Kingdom), ADR	8,582	515,435
Bayer AG (Germany)	13,404	728,119
Bristol-Myers Squibb Co.	105,445	6,239,181
Chugai Pharmaceutical Co. Ltd. (Japan)	11,600	425,063
Eli Lilly & Co.	22,046	5,093,728
GlaxoSmithKline PLC (United Kingdom)	158,037	2,976,650
Hikma Pharmaceuticals PLC (Jordan)	3,717	122,112
Ipsen SA (France)	16,052	1,534,438
Johnson & Johnson	54,969	8,877,493

A8

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Kyowa Kirin Co. Ltd. (Japan)	2,300	$82,601
Merck & Co., Inc.	13,759	1,033,438
Merck KGaA (Germany)	9,773	2,121,014
Novartis AG (Switzerland)	37,732	3,090,150
Novo Nordisk A/S (Denmark) (Class B Stock)	37,362	3,605,318
Ono Pharmaceutical Co. Ltd. (Japan)	6,400	145,613
Otsuka Holdings Co. Ltd. (Japan)	50,055	2,142,373
Pfizer, Inc.	108,653	4,673,166
Roche Holding AG (Switzerland)	14,562	5,323,885
Sanofi (France)	38,375	3,688,754
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	5,800	103,609
Takeda Pharmaceutical Co. Ltd. (Japan)	27,700	917,694
Zoetis, Inc.	20,326	3,946,090
		58,384,353
Professional Services — 0.2%
Adecco Group AG (Switzerland)	2,584	129,812
Bureau Veritas SA (France)	3,885	120,015
CoStar Group, Inc.*	2,100	180,726
Experian PLC (United Kingdom)	15,879	665,053
IHS Markit Ltd.	6,281	732,490
Leidos Holdings, Inc.	8,821	847,963
ManpowerGroup, Inc.	8,500	920,380
Persol Holdings Co. Ltd. (Japan)	5,600	139,641
Randstad NV (Netherlands)(a)	28,096	1,881,781
Recruit Holdings Co. Ltd. (Japan)	25,200	1,534,080
TransUnion	17,500	1,965,425
Wolters Kluwer NV (Netherlands)	6,250	662,461
		9,779,827
Real Estate Management & Development — 0.1%
Aldar Properties PJSC (United Arab Emirates)	90,604	100,408
Ascendas India Trust (Singapore), UTS	99,100	104,191
Azrieli Group Ltd. (Israel)	2,765	249,848
BR Malls Participacoes SA (Brazil)*	59,000	87,973
CBRE Group, Inc. (Class A Stock)*	20,617	2,007,271
CK Asset Holdings Ltd. (Hong Kong)	39,500	227,730
Daito Trust Construction Co. Ltd. (Japan)	1,200	139,324
Daiwa House Industry Co. Ltd. (Japan)	9,600	320,593
Henderson Land Development Co. Ltd. (Hong Kong)	26,000	99,375
Hongkong Land Holdings Ltd. (Hong Kong)	26,000	124,446
Jones Lang LaSalle, Inc.*	1,400	347,326
LEG Immobilien SE (Germany)	1,146	161,808
Sun Hung Kai Properties Ltd. (Hong Kong)	126,000	1,569,386
Swire Properties Ltd. (Hong Kong)	46,200	115,906
Swiss Prime Site AG (Switzerland)	1,320	129,266
		5,784,851
	Shares	Value

Common Stocks (continued)
Road & Rail — 0.2%
Canadian National Railway Co. (Canada)	5,644	$652,728
Canadian Pacific Railway Ltd. (Canada)	1,163	75,945
CSX Corp.	64,500	1,918,230
Norfolk Southern Corp.	9,517	2,276,942
Old Dominion Freight Line, Inc.	3,800	1,086,724
Ryder System, Inc.	2,400	198,504
Sankyu, Inc. (Japan)	5,300	244,190
TFI International, Inc. (Canada)	10,999	1,123,878
Uber Technologies, Inc.*	14,329	641,939
Union Pacific Corp.	23,819	4,668,762
		12,887,842
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.*	13,844	1,424,548
Advantest Corp. (Japan)	3,500	313,678
Analog Devices, Inc.	13,663	2,288,279
Applied Materials, Inc.	21,000	2,703,330
ASM International NV (Netherlands)	827	323,149
ASML Holding NV (Netherlands) (BATE)	9,368	6,994,878
ASML Holding NV (Netherlands) (XNGS)	3,465	2,581,806
Broadcom, Inc.	13,187	6,394,772
Cirrus Logic, Inc.*	8,900	732,915
Disco Corp. (Japan)	500	139,657
Intel Corp.	79,351	4,227,821
KLA Corp.	2,800	936,628
Lam Research Corp.	4,094	2,330,100
Microchip Technology, Inc.	7,800	1,197,222
Monolithic Power Systems, Inc.	2,600	1,260,168
NVIDIA Corp.	35,134	7,278,360
NXP Semiconductors NV (China)	7,897	1,546,785
Qorvo, Inc.*	5,400	902,826
QUALCOMM, Inc.	46,136	5,950,621
Silicon Motion Technology Corp. (Taiwan), ADR	1,919	132,373
STMicroelectronics NV (Switzerland)	11,765	514,166
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	27,952	3,120,841
Teradyne, Inc.	6,600	720,522
Texas Instruments, Inc.	36,163	6,950,890
Tokyo Electron Ltd. (Japan)	5,700	2,534,327
Universal Display Corp.	3,151	538,695
		64,039,357
Software — 1.5%
Adobe, Inc.*	13,262	7,635,199
ANSYS, Inc.*	1,100	374,495
Atlassian Corp. PLC (Class A Stock)*	6,670	2,610,771
Autodesk, Inc.*	8,900	2,538,013
Black Knight, Inc.*	8,100	583,200
Cadence Design Systems, Inc.*	1,200	181,728
CDK Global, Inc.	14,500	616,975
Ceridian HCM Holding, Inc.*	2,668	300,470

A9

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*	1,500	$169,560
Constellation Software, Inc. (Canada)	301	493,116
Dassault Systemes SE (France)	76,009	3,992,161
Descartes Systems Group, Inc. (The) (Canada)*	1,008	82,050
Dolby Laboratories, Inc. (Class A Stock)	5,700	501,600
Intuit, Inc.	4,774	2,575,621
Kingsoft Corp. Ltd. (China)	26,600	106,577
Manhattan Associates, Inc.*	12,500	1,912,875
Microsoft Corp.	155,184	43,749,473
Nice Ltd. (Israel), ADR*(a)	400	113,616
Oracle Corp.	26,100	2,274,093
Palo Alto Networks, Inc.*	2,608	1,249,232
Paycom Software, Inc.*	4,100	2,032,575
salesforce.com, Inc.*	24,935	6,762,871
SAP SE (Germany)	19,242	2,604,359
ServiceNow, Inc.*	2,000	1,244,540
Splunk, Inc.*	3,720	538,321
SS&C Technologies Holdings, Inc.	26,000	1,804,400
Synopsys, Inc.*	5,900	1,766,519
Trade Desk, Inc. (The) (Class A Stock)*	3,055	214,767
UiPath, Inc. (Class A Stock)*(a)	3,677	193,447
Workday, Inc. (Class A Stock)*	1,820	454,800
		89,677,424
Specialty Retail — 0.4%
Advance Auto Parts, Inc.	3,691	771,013
AutoNation, Inc.*	12,600	1,534,176
AutoZone, Inc.*	1,300	2,207,387
Best Buy Co., Inc.	3,692	390,281
Chow Tai Fook Jewellery Group Ltd. (China)	476,200	912,318
Five Below, Inc.*	799	141,271
Floor & Decor Holdings, Inc. (Class A Stock)*	2,000	241,580
Foot Locker, Inc.	16,500	753,390
Gap, Inc. (The)	10,416	236,443
Home Depot, Inc. (The)	23,013	7,554,248
Industria de Diseno Textil SA (Spain)	26,208	962,506
JD Sports Fashion PLC (United Kingdom)	74,859	1,050,143
Kingfisher PLC (United Kingdom)	409,223	1,852,246
Lowe’s Cos., Inc.	5,961	1,209,249
O’Reilly Automotive, Inc.*	1,102	673,388
Ross Stores, Inc.	35,390	3,852,202
TJX Cos., Inc. (The)	19,309	1,274,008
Tractor Supply Co.	2,476	501,662
Ulta Beauty, Inc.*	1,771	639,189
USS Co. Ltd. (Japan)	6,300	107,474
		26,864,174
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	291,645	41,267,767
Brother Industries Ltd. (Japan)	5,600	123,424
Canon, Inc. (Japan)	97,000	2,373,500
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Dell Technologies, Inc. (Class C Stock)*	20,900	$2,174,436
Samsung Electronics Co. Ltd. (South Korea)	12,383	765,582
Seagate Technology Holdings PLC	2,808	231,716
Seiko Epson Corp. (Japan)	95,149	1,916,779
Western Digital Corp.*	32,200	1,817,368
		50,670,572
Textiles, Apparel & Luxury Goods — 0.4%
Brunello Cucinelli SpA (Italy)*	4,534	249,552
Burberry Group PLC (United Kingdom)	11,373	277,977
Capri Holdings Ltd.*	18,000	871,380
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	12,677	1,315,859
Columbia Sportswear Co.	3,500	335,440
Deckers Outdoor Corp.*	1,800	648,360
EssilorLuxottica SA (France)	4,944	946,074
Gildan Activewear, Inc. (Canada)	2,140	78,193
Hermes International (France)	2,604	3,596,080
Kering SA (France)	2,929	2,085,709
LVMH Moet Hennessy Louis Vuitton SE (France)	8,320	5,944,132
NIKE, Inc. (Class B Stock)	22,587	3,280,310
Pandora A/S (Denmark)	1,704	206,180
Puma SE (Germany)	1,900	211,311
Ralph Lauren Corp.	1,909	211,975
Skechers USA, Inc. (Class A Stock)*	6,800	286,416
Swatch Group AG (The) (Switzerland)	468	122,653
Tapestry, Inc.	19,900	736,698
VF Corp.	3,513	235,336
		21,639,635
Tobacco — 0.2%
Altria Group, Inc.	60,800	2,767,616
British American Tobacco PLC (United Kingdom)	98,898	3,468,617
Imperial Brands PLC (United Kingdom)	42,600	894,784
Japan Tobacco, Inc. (Japan)	126,800	2,487,878
Philip Morris International, Inc.	15,683	1,486,591
Swedish Match AB (Sweden)	231,610	2,028,387
		13,133,873
Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	39,232	2,973,823
Brenntag SE (Germany)	4,735	440,828
Ferguson PLC	3,748	521,769
ITOCHU Corp. (Japan)	28,900	842,597
Marubeni Corp. (Japan)	252,500	2,075,661
Mitsubishi Corp. (Japan)	21,600	678,805
Mitsui & Co. Ltd. (Japan)	106,700	2,326,173
Sumitomo Corp. (Japan)	25,300	356,107
Toyota Tsusho Corp. (Japan)	24,954	1,054,126
United Rentals, Inc.*	2,010	705,369
W.W. Grainger, Inc.	1,443	567,186
		12,542,444

A10

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	38,200	$1,260,489
SoftBank Corp. (Japan)	50,100	679,820
SoftBank Group Corp. (Japan)	21,000	1,211,001
T-Mobile US, Inc.*	7,200	919,872
Vodafone Group PLC (United Kingdom)	825,564	1,261,734
		5,332,916

Total Common Stocks (cost $1,240,675,476)		1,236,781,087
Exchange-Traded Funds — 1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	99,000	13,169,970
iShares iBoxx High Yield Corporate Bond ETF(a)	595,000	52,056,550
iShares MSCI EAFE ETF(a)	110,900	8,651,309
iShares Russell 1000 Growth ETF	137,500	37,680,500

Total Exchange-Traded Funds (cost $112,355,759)		111,558,329
Preferred Stocks — 0.1%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	3,210	714,503
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	3,212	2,028,089
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	3,098	286,712

Total Preferred Stocks (cost $2,815,826)		3,029,304

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 7.4%
Automobiles — 0.8%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	474	480,480
Series 2019-02, Class C
2.740%	04/18/25	705	724,294
Series 2020-02, Class C
1.480%	02/18/26	262	265,562
Series 2021-01, Class A2
0.280%	06/18/24	631	630,702
ARI Fleet Lease Trust,
Series 2018-A, Class A3, 144A
2.840%	10/15/26	2,447	2,454,721
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	98	98,530
Series 2019-03A, Class A, 144A
2.360%	03/20/26	660	686,483
Series 2020-02A, Class A, 144A
2.020%	02/20/27	3,300	3,381,861
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Carvana Auto Receivables Trust,
Series 2021-P03, Class C
1.930%	10/12/27	1,200	$1,192,929
Chesapeake Funding II LLC (Canada),
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	822	821,964
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	863	865,402
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24	518	528,214
Series 2021-01A, Class A3
0.340%	03/15/24	1,870	1,870,611
Series 2021-01A, Class B
0.500%	02/18/25	1,105	1,105,751
Series 2021-03A, Class D
1.550%	06/15/27	4,600	4,590,970
First Investors Auto Owner Trust,
Series 2019-02A, Class A, 144A
2.210%	09/16/24	292	293,399
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25	1,117	1,117,598
Series 2021-01, Class A, 144A
0.310%	06/16/25	1,603	1,602,897
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31	800	827,229
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,359	1,358,833
Series 2021-01, Class C, 144A
1.910%	10/17/33	315	315,136
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25	451	460,398
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24	927	926,915
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,690	2,692,829
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	918	920,921
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28	344	344,257
Series 2021-03, Class D, 144A
1.009%	02/26/29	870	869,704
Series 2021-03, Class G, 144A
9.812%	02/26/29	1,000	998,311
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25	2,150	2,174,832

A11

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25		754	$758,428
Series 2019-01A, Class A, 144A
3.630%	09/14/27		1,819	1,949,698
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		361	364,714
Series 2021-01, Class D
1.130%	11/16/26		1,485	1,488,635
Series 2021-02, Class D
1.350%	07/15/27		1,245	1,249,671
Westlake Automobile Receivables Trust,
Series 2020-03A, Class A2, 144A
0.560%	05/15/24		597	597,340
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		642	642,153
Series 2021-02A, Class B, 144A
0.620%	07/15/26		335	334,939
Wheels SPV LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
0.367%(c)	08/20/29		2,185	2,187,563
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		1,500	1,492,814
				45,667,688
Collateralized Loan Obligations — 6.2%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.524%(c)	04/20/32		2,458	2,462,587
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.226%(c)	07/15/31		819	819,409
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.347%(c)	10/20/34		7,500	7,500,000
Anchorage Capital Europe CLO Ltd. (Ireland),
Series 4A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	1,352	1,557,262
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.405%(c)	10/25/31		2,458	2,458,279
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	4,507	5,204,489
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.406%(c)	07/15/29		410	410,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-14A, Class A1, 144A
—%(p)	10/20/34		15,000	$15,000,000
Atlas Senior Loan Fund (Cayman Islands),
Series 2019-14A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.564%(c)	07/20/32		1,741	1,741,305
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.735%(c)	07/25/34		1,483	1,483,000
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.222%(c)	10/17/32		5,000	5,000,000
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.474%(c)	10/21/32		1,639	1,639,320
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.454%(c)	10/20/31		6,555	6,556,464
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.416%(c)	10/15/33		4,097	4,097,363
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.174%(c)	07/17/28		601	600,390
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.194%(c)	05/17/31		819	818,767
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.254%(c)	10/15/34		21,950	21,948,593
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.236%(cc)	08/20/32		21,500	21,499,065
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	1,639	1,893,559
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	08/15/30	EUR	5,244	6,061,232
Carlyle Euro CLO Ltd. (Ireland),
Series 2021-02A, Class A1, 144A
—%(p)	10/15/35	EUR	10,000	11,583,500
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
0.979%(c)	01/27/28		426	425,801

A12

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.494%(c)	10/20/32		1,639	$1,639,857
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	07/20/34		1,967	1,965,228
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.134%(c)	04/18/31		967	967,000
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.174%(c)	04/20/31		1,147	1,146,659
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.270%(c)	07/15/34		2,130	2,130,102
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A1N, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.834%(c)	07/20/31		967	967,483
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	10,250	11,870,582
Elevation CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.246%(c)	07/15/31		1,639	1,637,948
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.366%(c)	04/15/33		1,290	1,292,579
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.240%(c)	10/29/29		342	342,011
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.136%(c)	04/15/31		2,458	2,457,629
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.266%(c)	04/15/34		1,639	1,639,283
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	10/20/31		1,311	1,311,614
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.428%(c)	04/15/33		1,639	1,641,871
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	819	947,238
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.121%(c)	02/05/31		380	$380,296
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.274%(c)	10/19/28		1,380	1,379,278
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.246%(c)	04/21/31		1,612	1,611,049
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	1,967	2,265,903
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.275%(c)	04/25/30		693	693,228
Series 2019-14A, Class A1AR, 144A
—%(p)	10/20/34		9,500	9,497,625
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.634%(c)	10/17/31		2,401	2,401,545
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A
—%(p)	10/15/34		3,350	3,349,163
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.250%(c)	10/20/34		22,750	22,751,115
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.144%(c)	01/20/29		3,222	3,221,852
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.876%(c)	04/15/29		1,785	1,784,495
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.245%(c)	04/25/32		1,147	1,146,131
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.934%(c)	01/18/28		1,070	1,070,111
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.380%(c)	10/15/34		21,500	21,502,279
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.528%(c)	10/23/32		6,801	6,793,192
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A
—%(p)	10/12/30		1,311	1,310,964

A13

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.246%(c)	07/15/31	1,639	$1,638,702
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.479%(c)	10/13/27	317	313,033
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 1.849% (Cap N/A, Floor 2.000%)
2.027%(c)	04/15/29	2,450	2,450,001
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.248%(c)	04/22/30	21,250	21,319,339
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A
—%(p)	10/15/34	5,000	5,000,000
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.205%(c)	04/26/31	2,475	2,474,966
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
0.945%(c)	10/26/27	128	128,329
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.214%(c)	04/17/31	4,036	4,035,145
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.144%(c)	07/17/29	1,565	1,564,257
Series 2014-09A, Class A1A3, 144A
—%(p)	10/20/31	10,000	10,000,000
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.379%(c)	10/30/30	3,620	3,623,796
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.146%(c)	04/15/31	1,358	1,357,588
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.264%(c)	01/17/31	656	656,158
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.226%(c)	07/16/31	983	983,222
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.984%(c)	07/20/34	806	807,335
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A
—%(p)	10/15/34	7,500	7,498,125
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.276%(c)	07/15/31	1,639	1,638,506
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.294%(c)	10/20/31		2,458	$2,457,189
Series 2021-03A, Class A1, 144A
—%(p)	10/20/34		7,500	7,500,000
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.235%(c)	04/25/31		2,458	2,457,283
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.195%(c)	01/26/31		656	656,659
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29		1,016	1,015,125
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	10,000	11,597,655
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	3,278	3,795,768
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.086%(c)	04/16/31		396	396,143
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A
—%(p)	10/29/34		4,750	4,750,000
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	07/25/34		1,639	1,638,983
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.374%(c)	01/17/30		1,097	1,097,099
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.348%(c)	04/23/32		3,400	3,402,772
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.335%(c)	01/25/31		819	819,394
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.406%(c)	04/15/33		863	864,525
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	01/17/31		909	909,254

A14

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.234%(c)	07/17/31		1,434	$1,435,146
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.474%(c)	07/20/32		1,639	1,639,838
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.344%(c)	07/20/32		3,959	3,968,451
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.231%(c)	07/24/32		21,500	21,518,279
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29		2,271	2,269,357
				373,553,117
Consumer Loans — 0.2%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25		544	545,042
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		265	264,859
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	213	169,226
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		246	246,492
Series 2019-01A, Class A, 144A
3.000%	12/20/27		885	899,879
Series 2019-02A, Class A, 144A
2.780%	04/20/28		1,100	1,123,572
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,082	1,087,131
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		311	317,000
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29		189	189,516
Series 2021-01A, Class A, 144A
0.600%	06/16/31		238	238,387
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31		1,226	1,227,561
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,260	1,276,571
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		639	649,437
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		246	246,657
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	02/25/23		241	$241,594
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.736%(c)	08/25/25		295	294,599
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28		250	251,073
Series 2020-01, Class A, 144A
2.020%	01/25/29		269	270,560
Series 2021-01, Class B, 144A
1.300%	09/25/30		700	699,990
Series 2021-01, Class C, 144A
1.610%	09/25/30		1,000	999,683
Series 2021-01, Class D, 144A
2.040%	09/25/30		1,000	999,784
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		1,375	1,375,064
				13,613,677
Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		852	987,472
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, 1 Month SONIA + 0.970% (Cap N/A, Floor 0.000%)
1.020%(c)	03/15/29	GBP	459	621,660
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.150%(c)	03/15/29		426	429,336
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.450%(c)	11/15/28	GBP	827	1,130,938
				3,169,406
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,131	1,180,021
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.726%(c)	05/25/34		130	128,456
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.586%(c)	03/25/43		77	78,087

A15

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.786%(c)	09/25/34	116	$113,586
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.106%(c)	10/25/33	13	13,301
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.726%(c)	08/25/33	110	109,014
			442,444
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	653	662,369
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.886%(c)	06/25/24	2,524	2,498,213
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.686%(c)	02/25/34	29	27,826
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.866%(c)	10/25/34	87	86,726
Countrywide Asset-Backed Certificates,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.136%(c)	11/25/34	69	68,929
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	220	219,780
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	408	408,224
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
1.931%(c)	01/25/35	96	97,918
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.026%(c)	09/25/34	261	260,793
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	10/25/59	224	226,216
			1,396,412
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.1%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	01/25/41	31	$31,421
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	202	205,856
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A, 144A
1.170%	09/16/69	367	368,694
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45	968	1,000,940
Series 2019-D, Class 1PT, 144A
2.823%(cc)	01/16/46	1,571	1,623,376
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45	1,396	1,428,620
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	791	805,799
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,180	1,211,057
			6,675,763

Total Asset-Backed Securities (cost $450,044,635)			448,859,110
Bank Loan — 0.0%
Pharmaceuticals
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	1,680	1,677,883
(cost $1,680,194)
Commercial Mortgage-Backed Securities — 3.5%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35	1,350	1,319,577
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	1,800	1,739,106
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	6,200	6,384,255
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	516	554,934
Series 2018-BN13, Class A4
3.953%	08/15/61	1,852	2,057,413
Series 2019-BN20, Class A2
2.758%	09/15/62	2,786	2,904,412
Series 2019-BN24, Class A3
2.960%	11/15/62	822	877,919
Series 2021-BN34, Class A5
2.438%	06/15/63	1,000	1,025,517
Series 2021-BN36, Class A4
2.218%	09/15/64	9,500	9,565,921

A16

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	2,294	$2,371,399
BBCMS Mortgage Trust,
Series 2021-C11, Class A4
2.043%	09/15/54	10,600	10,553,932
Benchmark Mortgage Trust,
Series 2018-B02, Class A4
3.615%	02/15/51	1,237	1,355,190
Series 2019-B13, Class A3
2.701%	08/15/57	2,170	2,264,685
Series 2021-B29, Class A4
2.138%	09/15/54	10,000	9,977,185
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.234%(c)	09/25/38	4,950	4,967,871
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.784%(c)	09/25/38	1,200	1,204,260
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.434%(c)	09/25/38	2,450	2,458,525
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.384%(c)	10/15/36	178	178,116
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.734%(c)	10/15/36	223	223,176
Series 2021-VOLT, Class XCP, IO, 144A
2.106%(cc)	09/15/36	119,475	2,413,741
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	4,587	4,744,327
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	1,475	1,576,924
Series 2019-CD08, Class A3
2.657%	08/15/57	4,097	4,252,709
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	2,943	3,117,553
Series 2016-C07, Class A2
3.585%	12/10/54	2,185	2,344,222
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	1,110	1,183,036
Series 2015-GC31, Class A3
3.497%	06/10/48	3,604	3,893,168
Series 2015-GC31, Class A4
3.762%	06/10/48	1,890	2,060,784
Series 2017-C04, Class A3
3.209%	10/12/50	1,606	1,710,818
Series 2018-C06, Class A4
4.412%	11/10/51	1,810	2,099,639
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-GC41, Class A4
2.620%	08/10/56		1,639	$1,713,607
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		1,076	1,142,722
Series 2014-CR20, Class A3
3.326%	11/10/47		3,933	4,138,575
Series 2014-UBS04, Class A3
3.430%	08/10/47		675	697,435
Series 2014-UBS06, Class A4
3.378%	12/10/47		1,311	1,388,101
Series 2015-DC01, Class A4
3.078%	02/10/48		3,785	3,934,098
Series 2015-LC21, Class A3
3.445%	07/10/48		3,100	3,280,441
Series 2015-LC23, Class A3
3.521%	10/10/48		2,225	2,362,858
Series 2016-COR01, Class A3
2.826%	10/10/49		1,967	2,058,845
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.234%(c)	05/15/36		560	560,896
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		7,312	7,843,123
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		3,550	3,724,388
Series 2017-CX10, Class A4
3.191%	11/15/50		1,250	1,326,216
Series 2018-CX12, Class A3
3.959%	08/15/51		1,147	1,270,344
Series 2019-C17, Class A4
2.763%	09/15/52		636	664,709
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)
1.973%(c)	08/07/30	GBP	1,677	2,212,603
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		1,852	1,946,207
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		855	904,942
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.470%(cc)	05/25/22		6,437	34,351
Series K021, Class X1, IO
1.508%(cc)	06/25/22		3,575	14,484
Series K024, Class X1, IO
0.898%(cc)	09/25/22		5,806	35,409
Series K025, Class X1, IO
0.907%(cc)	10/25/22		7,110	48,457
Series K040, Class X1, IO
0.843%(cc)	09/25/24		891	16,004

A17

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K052, Class X1, IO
0.781%(cc)	11/25/25	20,405	$484,064
Series K055, Class X1, IO
1.491%(cc)	03/25/26	4,396	231,389
Series K097, Class X1, IO
1.218%(cc)	07/25/29	8,183	623,683
Series K098, Class X1, IO
1.268%(cc)	08/25/29	3,292	263,176
Series K101, Class X1, IO
0.948%(cc)	10/25/29	189	11,421
Series K115, Class X1, IO
1.429%(cc)	06/25/30	17,585	1,774,694
Series K121, Class X1, IO
1.124%(cc)	10/25/30	122	9,636
Series K131, Class X1, IO
0.729%(cc)	07/25/31	71,600	4,574,503
Series K736, Class X1, IO
1.437%(cc)	07/25/26	1,256	65,375
Series K741, Class X1, IO
0.657%(cc)	12/25/27	952	30,699
GS Mortgage Securities Corportation Trust,
Series 2021-IP, Class D, 144A
—%(p)	10/15/36	360	360,000
Series 2021-IP, Class E, 144A
—%(p)	10/15/36	560	560,000
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	1,298	1,363,977
Series 2019-GC42, Class A3
2.749%	09/01/52	3,630	3,783,340
Series 2020-GC45, Class A4
2.658%	02/13/53	2,535	2,646,765
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	940	992,450
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	2,500	2,615,917
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	871	879,994
Series 2013-C08, Class A3
2.863%	12/15/48	638	645,658
Series 2013-C09, Class A3
2.834%	05/15/46	1,722	1,757,082
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48	3,450	3,754,810
Series 2016-UB12, Class A4
3.596%	12/15/49	819	896,463
Series 2019-H07, Class A3
3.005%	07/15/52	869	916,109
Series 2021-L05, Class A4
2.728%	05/15/54	677	709,571
Series 2021-L7, Class A4
2.322%	08/15/31	5,900	5,958,801
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
OPG TRUST,
Series 2021-PORT, Class F, 144A
—%(p)	10/15/36		11,650	$11,620,756
Taurus DAC (Ireland),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	08/17/31	GBP	8,775	11,832,303
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		1,885	2,104,805
Series 2019-C16, Class A3
3.344%	04/15/52		1,639	1,775,822
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46		402	408,575
Series 2013-C06, Class A3
2.971%	04/10/46		1,873	1,917,009
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		569	589,153
Series 2015-LC20, Class A4
2.925%	04/15/50		3,785	3,951,331
Series 2016-C37, Class A4
3.525%	12/15/49		2,300	2,499,303
Series 2017-C38, Class A4
3.190%	07/15/50		1,557	1,682,423
Series 2017-C41, Class A3
3.210%	11/15/50		2,458	2,601,854
Series 2019-C49, Class A3
3.749%	03/15/52		2,163	2,362,024
Series 2019-C52, Class A4
2.643%	08/15/52		1,049	1,089,373
Series 2021-C59, Class A5
2.626%	04/15/54		613	636,656

Total Commercial Mortgage-Backed Securities (cost $215,526,698)				213,680,093
Corporate Bonds — 15.7%
Aerospace & Defense — 0.4%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	463	618,154
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		748	753,937
3.625%	02/01/31		12,790	13,702,194
5.150%	05/01/30		64	75,141
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		95	99,681
7.500%	03/15/25(a)		836	854,453
7.875%	04/15/27		2,733	2,833,640
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		231	243,499

A18

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
5.400%	02/01/27		315	$335,274
6.950%	01/17/28		227	257,674
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23		11	11,681
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		293	381,087
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31		3,325	3,403,324
				23,569,739
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,165	1,546,956
3.400%	02/04/41		2,960	2,799,084
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		2,205	2,375,551
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		1,871	2,033,266
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	1,395	1,663,979
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,775	2,776,341
				13,195,177
Airlines — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		100	105,093
5.750%	04/20/29		115	123,936
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		7,275	8,506,919
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,655	1,701,515
4.625%	04/15/29		400	413,509
				10,850,972
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24		45	47,411
4.875%	05/15/26		30	32,483
5.375%	05/15/25		155	162,341
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		260	262,648
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel (cont’d.)
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		2,585	$2,682,003
				3,186,886
Auto Manufacturers — 0.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
0.750%	11/25/26	GBP	685	900,117
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		472	496,786
8.500%	04/21/23		525	577,083
9.625%	04/22/30(a)		330	468,015
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.339%	03/28/22		425	428,108
4.000%	11/13/30		500	519,948
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		589	636,435
6.250%	10/02/43		7,350	9,887,291
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31		708	693,893
General Motors Financial of Canada Ltd.,
Gtd. Notes
2.600%	06/01/22	CAD	1,475	1,179,009
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		930	1,046,629
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,637	1,987,829
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		2,320	2,299,342
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	800	957,375
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,200	1,542,569
Gtd. Notes, EMTN
1.500%	01/21/41	EUR	100	112,997
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	600	753,091
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
1.500%	06/19/26	EUR	992	1,214,033
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	5,420	6,837,087
				32,537,637

A19

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.000%	10/01/29(a)		1,575	$1,534,730
BorgWarner, Inc.,
Sr. Unsec’d. Notes
1.000%	05/19/31	EUR	339	391,703
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)		1,725	1,401,614
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		75	77,333
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		540	554,798
5.625%	06/15/28(a)		775	834,586
				4,794,764
Banks — 3.2%
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	809,127
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24		319	342,742
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		6,820	6,972,057
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		532	555,373
3.194%(ff)	07/23/30		667	710,776
3.970%(ff)	03/05/29		4,636	5,157,490
4.078%(ff)	04/23/40		6,345	7,298,311
4.271%(ff)	07/23/29		953	1,080,618
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		12,995	13,235,925
Sub. Notes
2.482%(ff)	09/21/36		235	230,163
Sub. Notes, MTN
4.000%	01/22/25		1,210	1,316,014
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	425	495,714
2.667%(ff)	03/10/32		684	685,269
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	272,326
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		3,115	3,090,115
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22		1,111	1,130,318
Sr. Unsec’d. Notes, EMTN
1.250%	07/13/31	GBP	500	627,222
2.125%(ff)	01/23/27	EUR	1,400	1,747,519
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,172	$1,173,081
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	300	364,117
1.125%	08/05/22	EUR	400	469,518
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	1,300	203,798
Unsec’d. Notes
4.200%	01/19/27	CNH	1,000	163,734
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		605	617,341
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		85	87,163
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	630,091
Sr. Unsec’d. Notes
2.312%(ff)	11/04/22		2,375	2,378,685
2.666%(ff)	01/29/31		5,715	5,864,285
3.980%(ff)	03/20/30		118	132,659
4.075%(ff)	04/23/29		19,191	21,496,040
Sub. Notes
4.400%	06/10/25		1,210	1,338,836
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	304,376
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	900	1,032,985
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		1,675	1,638,683
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	06/09/28	GBP	264	361,607
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	01/14/28	GBP	1,032	1,415,524
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,630	1,989,188
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,400	1,634,763
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	152,762
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	683,369
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	390	317,138
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	2,200	342,504

A20

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		930	$927,267
1.992%(ff)	01/27/32		316	304,432
3.210%(ff)	04/22/42		369	381,502
3.375%	03/27/25	EUR	1,371	1,770,911
3.800%	03/15/30		900	1,002,124
3.814%(ff)	04/23/29		8,665	9,582,055
4.017%(ff)	10/31/38		5,220	5,998,024
4.223%(ff)	05/01/29		427	483,064
Sr. Unsec’d. Notes, EMTN
1.500%	12/07/27	GBP	475	633,009
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.750%(ff)	07/24/27	GBP	529	711,992
2.206%(ff)	08/17/29		665	660,133
3.000%(ff)	07/22/28	GBP	1,395	1,986,639
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	800	907,954
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		6,820	6,976,667
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	675	902,102
2.069%(ff)	06/01/29		5,120	5,131,270
2.525%(ff)	11/19/41		15,020	14,265,361
2.580%(ff)	04/22/32		181	183,813
3.328%(ff)	04/22/52		106	111,659
3.702%(ff)	05/06/30		994	1,097,751
4.452%(ff)	12/05/29		387	445,207
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,080	1,289,287
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,209	1,518,389
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	728,609
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	930	1,083,678
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		19,440	20,098,251
4.431%(ff)	01/23/30		1,080	1,246,107
Sr. Unsec’d. Notes, MTN
2.802%(ff)	01/25/52		137	132,776
3.622%(ff)	04/01/31		1,093	1,204,790
Sub. Notes
2.484%(ff)	09/16/36		550	537,969
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	475	677,983
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.625%	09/22/25		250	252,005
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
3.800%	06/17/25	CNH	1,000	$156,423
Gtd. Notes, MTN
4.900%	02/01/28	AUD	460	377,352
Societe Generale SA (France),
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,400	1,633,795
Sun Hung Kai Properties Capital Market Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.160%	01/25/28	CNH	3,000	456,452
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	1,072	1,229,678
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,675	1,700,569
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	630	789,148
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31(a)		11,745	13,699,435
				193,824,958
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		650	785,752
4.900%	02/01/46		5,005	6,215,583
Anheuser-Busch InBev SA (Belgium),
Gtd. Notes, EMTN
1.125%	07/01/27	EUR	339	413,226
2.000%	03/17/28	EUR	126	162,356
2.750%	03/17/36	EUR	181	250,766
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	06/01/60		150	180,374
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27		15	15,560
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
2.750%	01/22/30		177	182,782
				8,206,399
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.150%	02/21/40		8	8,155
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		113	107,583
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30		290	284,038
3.300%	09/02/40		48	47,974
				447,750

A21

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40		306	$320,525
3.577%	04/05/50		153	162,423
CRH Funding BV (Ireland),
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	1,427	1,723,270
Danfoss Finance I BV (Denmark),
Gtd. Notes, EMTN
0.375%	10/28/28	EUR	427	490,719
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,438	1,518,657
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		306	307,595
3.200%	07/15/51		169	168,042
Owens Corning,
Sr. Unsec’d. Notes
4.300%	07/15/47		2,760	3,169,903
4.400%	01/30/48		625	730,607
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,585	2,739,947
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		825	841,394
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		60	63,135
6.500%	03/15/27		355	372,194
				12,608,411
Chemicals — 0.2%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31		219	221,519
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	997	1,192,408
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/31/30		230	244,661
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		385	424,761
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	329	384,445
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		580	745,304
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		3,680	3,798,626
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		238	$237,338
4.500%	10/22/25		239	256,650
5.125%	06/23/51		209	206,877
5.625%	04/25/24		284	307,888
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26(a)		481	481,772
2.875%	05/11/31		455	458,387
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		540	552,632
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		217	220,019
5.875%	03/27/24		338	355,519
6.500%	09/27/28		213	235,464
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
2.000%	02/01/26	EUR	305	358,596
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		35	36,271
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		100	99,204
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		710	747,699
				11,566,040
Commercial Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,205	1,190,497
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,376,307
Amadeus IT Group SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.875%	09/24/28	EUR	900	1,114,355
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		60	67,433
4.700%	11/01/2111		80	113,772
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		150	213,778
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	300	371,857
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		571	703,984

A22

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		450	$443,580
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		2,607	2,821,508
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		69	100,118
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29		306	323,498
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		305	309,379
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		275	329,514
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		685	826,960
4.678%	07/01/2114		115	165,228
5.600%	07/01/2111		35	60,268
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	3,510	4,061,315
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		282	284,355
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		75	74,054
3.150%	07/15/46		375	413,029
3.300%	07/15/56		45	51,147
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119		40	45,285
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,225	1,239,352
3.875%	02/15/31		241	246,795
4.875%	01/15/28		570	602,975
5.250%	01/15/30		2,220	2,426,487
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45		30	30,442
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120		30	30,326
Unsec’d. Notes, Series 2017
3.841%	10/01/47		355	428,658
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30		215	210,858
				20,677,114
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		368	$353,872
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31		677	660,731
				1,014,603
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,070	2,065,141
Diversified Financial Services — 0.5%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		226	228,045
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39		1,000	1,412,284
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	3,092	3,651,356
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
0.700%	06/15/23		2,427	2,437,968
3.000%	06/15/50		202	199,320
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		200	184,162
3.250%	04/28/50		250	250,699
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		2,740	2,871,159
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		3,060	3,538,896
8.250%	10/01/23		559	625,540
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	3,087	3,668,640
Gtd. Notes, 144A
1.250%	09/27/30		2,328	2,222,647
2.000%	04/16/31		3,414	3,453,860
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	3,458	4,002,191
0.900%	05/20/41	EUR	1,032	1,191,975
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		375	357,098
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		235	247,274
				30,543,114

A23

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 0.7%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,100	$1,279,164
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	1,165	1,348,942
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		210	202,615
4.500%	02/15/28		665	678,556
5.250%	06/01/26		395	406,216
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		25	24,635
5.000%	02/01/31		595	594,897
5.125%	03/15/28		2,435	2,466,122
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.348%	02/09/31(a)		974	959,519
Sr. Unsec’d. Notes
5.000%	09/29/36		948	997,335
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		684	776,375
Sr. Unsec’d. Notes, Series C
2.250%	08/15/31		275	274,302
3.375%	04/01/30		250	270,954
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82		2,855	2,845,403
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	226	286,101
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	1,375	1,585,858
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	1,125,916
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,000	1,069,309
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		346	360,395
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		375	453,216
5.100%	06/15/45(a)		234	307,120
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		165	240,648
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	1,069,897
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		520	572,351
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		391	$438,373
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		750	973,565
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		193	178,326
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		216	226,080
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		770	819,391
Gtd. Notes, 144A
3.375%	02/15/29		95	93,686
3.625%	02/15/31(a)		1,400	1,375,691
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		1,452	1,477,694
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	900	1,114,181
4.250%	02/26/26		295	317,544
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30		2,460	2,660,851
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	565,235
2.875%	10/25/25	EUR	235	290,735
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	120	135,656
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28		1,025	1,027,942
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		201	246,443
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
1.625%	08/05/30		500	475,761
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		44	39,650
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)		5,440	5,618,933
5.500%	09/01/26		20	20,560
5.625%	02/15/27		20	20,704
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		465	488,226
3.700%	01/30/27		2,195	2,312,596
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		192	205,141
				41,318,810

A24

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	$100,657
Engineering & Construction — 0.2%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,165	1,399,660
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	225,864
2.000%	02/15/33	EUR	5,700	6,453,623
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	1,395	1,688,090
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	709	848,338
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		219	233,582
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		248	264,513
5.500%	07/31/47(a)		475	484,741
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	454,624
Vantage Towers AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.375%	03/31/27	EUR	700	810,519
0.750%	03/31/30	EUR	300	347,267
				13,210,821
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		600	608,428
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		770	780,880
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26		2,585	2,754,189
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	46,342
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25		40	42,185
				4,232,024
Foods — 0.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		216	219,961
3.500%	02/15/23		245	250,632
3.500%	03/15/29		160	159,351
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	4,270	$5,652,714
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	3,030,073
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	787	1,036,812
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28		345	374,082
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		770	859,123
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		1,006	1,119,270
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		2,080	2,532,802
5.200%	07/15/45		145	182,893
5.500%	06/01/50		70	92,251
Mondelez International, Inc.,
Sr. Unsec’d. Notes
0.250%	03/17/28	EUR	1,064	1,220,391
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		1,750	1,855,910
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	218,921
Sysco Corp.,
Gtd. Notes
5.950%	04/01/30		161	204,916
6.600%	04/01/50		164	258,501
				19,268,603
Forest Products & Paper — 0.0%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30		570	603,136
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		920	947,116
				1,550,252
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		1,106	1,249,963
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		372	387,552
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	275	332,365

A25

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	900	$1,049,534
				3,019,414
Healthcare-Products — 0.2%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	5,790	6,858,020
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	317	375,474
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	275	315,272
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		73	75,389
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	779	908,500
DH Europe Finance Sarl,
Gtd. Notes
1.200%	06/30/27	EUR	331	403,994
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		425	425,000
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		275	275,000
				9,636,649
Healthcare-Services — 0.6%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		40	43,980
4.272%	08/15/48		480	598,246
Unsec’d. Notes, Series 2020
2.211%	06/15/30		530	535,226
3.008%	06/15/50		890	918,732
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		493	538,424
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		115	139,410
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		270	283,000
3.106%	11/15/39		590	632,317
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		110	131,432
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		628	623,771
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		1,710	1,798,932
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
2.782%	10/01/30		1,079	$1,111,108
3.910%	10/01/50		210	229,475
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,815	2,897,639
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41		1,530	1,517,390
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		485	513,774
5.375%	02/01/25		665	742,996
5.375%	09/01/26		225	257,585
5.625%	09/01/28		21	24,987
5.875%	02/01/29		65	78,115
Sr. Sec’d. Notes
3.500%	07/15/51		3,215	3,189,284
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		395	475,933
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	5,110	5,948,764
Gtd. Notes, 144A
1.750%	03/15/26	EUR	816	958,311
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		1,125	1,372,758
Gtd. Notes, Series 2019
3.266%	11/01/49		30	32,020
Unsec’d. Notes, Series 2021
2.810%	06/01/41		350	355,419
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52		315	395,603
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27		2,585	2,718,700
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52		25	31,242
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50		1,210	1,167,733
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50		325	335,133
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56		295	369,675
4.763%	08/01/2116		135	183,033
Unsec’d. Notes, Series 2019
3.954%	08/01/2119		560	655,881
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47		50	59,221

A26

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	90	$93,452
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	370	391,183
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	55	73,938
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	720	699,189
Sec’d. Notes, Series 2042
2.719%	01/01/42	910	891,198
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,725	1,850,019
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	910	945,826
Sr. Sec’d. Notes
4.625%	07/15/24	204	207,337
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	35	35,548
4.875%	01/01/26	30	31,049
5.125%	11/01/27	1,350	1,411,341
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	130	168,725
Sec’d. Notes, Series 2019
3.372%	11/15/51	85	92,889
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	252	246,242
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/45	46	60,255
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	115	147,700
			39,211,140
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	2,317	2,471,305
9.875%	04/01/27	45	50,384
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	1,173	1,291,586
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	160	168,238
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	2,005	2,049,311
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	$86,363
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,745	1,785,267
5.250%	12/15/27		25	26,115
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		201	229,230
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		1,972	2,122,988
				10,280,787
Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30(a)		840	917,460
4.750%	04/01/48		89	113,714
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	1,395	1,814,481
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	705	888,167
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
2.000%	06/28/28		363	361,029
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31		4,615	4,792,043
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		125	136,739
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		2,499	2,904,731
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		416	417,565
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/50		145	153,031
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes, Series GBP
5.625%	09/20/30	GBP	930	1,514,976
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		513	508,092
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	700	886,830
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		945	956,688
				16,365,546

A27

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.875%	05/12/41		241	$248,046
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.100%	03/08/25	EUR	176	204,533
0.500%	03/08/28	EUR	139	162,467
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31(a)		840	850,889
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		675	767,157
				2,233,092
Iron/Steel — 0.2%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		2,300	2,451,621
3.450%	04/15/30		2,208	2,381,304
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	4,180	4,872,161
				9,705,086
Lodging — 0.1%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		545	573,594
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		685	675,211
5.375%	05/01/25		95	99,397
5.750%	05/01/28		65	70,005
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		295	305,093
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
—%(p)	10/01/23		1,775	1,776,860
1.300%	10/01/23		1,420	1,421,878
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31(a)		745	752,059
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28		392	374,464
				6,048,561
Machinery-Diversified — 0.1%
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	4,400	5,326,093
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		810	$834,213
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		661	672,345
4.250%	01/15/34		900	894,264
4.500%	08/15/30		130	133,978
4.500%	06/01/33		395	402,378
4.750%	03/01/30		326	340,785
5.000%	02/01/28		115	120,045
5.125%	05/01/27		441	459,250
5.375%	06/01/29		180	194,497
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41(a)		772	759,817
3.900%	06/01/52		9,701	9,642,042
4.464%	07/23/22		32	32,810
4.800%	03/01/50		28	31,540
5.050%	03/30/29		325	379,555
Comcast Corp.,
Gtd. Notes, 144A
2.937%	11/01/56		372	353,066
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30		871	829,694
2.950%	10/01/50		161	150,797
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		225	227,724
4.800%	02/01/35		150	179,631
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	1,469,300
5.750%	01/15/30(a)		1,000	1,016,778
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		1,234	1,380,047
5.300%	05/15/49		4,920	6,139,061
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		140	137,346
5.875%	11/15/24		280	300,999
7.750%	07/01/26(a)		3,065	3,463,228
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.600%	01/15/45(a)		4,520	5,397,105
4.750%	05/15/25		306	343,419
4.950%	01/15/31(a)		930	1,113,667
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	2,210	2,584,919
				39,984,300

A28

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		825	$908,646
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		300	310,272
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		4,655	4,631,591
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		809	1,006,425
6.750%	04/16/40		139	194,129
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41		3,520	4,701,592
				11,752,655
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		23	26,353
4.250%	05/01/40		179	209,476
				235,829
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23		160	164,337
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	206,074
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	1,314	1,688,937
				2,059,348
Oil & Gas — 1.3%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		605	639,135
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26		135	152,911
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		105	108,425
9.000%	11/01/27		20	27,400
BP Capital Markets America, Inc.,
Gtd. Notes
3.001%	03/17/52		190	181,866
3.379%	02/08/61		537	534,262
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	463	536,267
3.625%(ff)	03/22/29(oo)	EUR	930	1,166,792
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		50	$49,101
3.750%	02/15/52		35	34,132
5.250%	06/15/37		5,410	6,440,696
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		30	32,051
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		310	317,104
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		129	149,278
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24(a)		1,135	1,190,741
3.250%	12/01/26		11,142	11,909,615
Dolphin Energy Ltd. LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.500%	12/15/21		212	213,932
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23		840	904,253
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		695	709,214
4.875%	03/30/26		140	143,573
5.375%	03/30/28		645	660,097
5.875%	03/30/31		50	51,357
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		110	126,379
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
2.500%	03/21/26	EUR	700	851,372
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		236	243,346
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes, 144A
2.900%	09/29/31		1,930	1,935,569
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)		484	536,948
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		80	82,443
6.000%	02/01/31		80	82,516
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		247	272,672
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		315	342,040
6.500%	06/30/27		355	389,638

A29

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		930	$943,081
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		6,875	7,554,773
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		45	46,024
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24		185	188,399
4.100%	02/15/47		125	119,372
4.400%	04/15/46		20	19,899
5.550%	03/15/26		545	605,136
5.875%	09/01/25		50	56,055
6.625%	09/01/30		415	512,176
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		96	101,490
5.299%	01/27/25		1,715	1,911,598
5.600%	01/03/31		470	509,789
6.250%	03/17/24		5	5,582
6.625%	01/16/34	GBP	1,680	2,613,460
6.900%	03/19/49		355	396,276
7.250%	03/17/44(a)		626	722,114
7.375%	01/17/27		435	523,757
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	580	888,199
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		384	386,496
4.750%	02/26/29	EUR	2,100	2,408,946
5.350%	02/12/28		19	18,732
5.950%	01/28/31		84	81,385
6.350%	02/12/48		348	292,838
6.375%	01/23/45		572	485,512
6.490%	01/23/27		834	881,639
6.500%	03/13/27		1,200	1,266,615
6.500%	01/23/29		395	405,827
6.625%	06/15/35		49	46,499
6.840%	01/23/30(a)		524	539,443
6.875%	10/16/25		48	52,603
7.690%	01/23/50		740	700,011
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	355	424,728
4.875%	02/21/28	EUR	3,465	4,055,398
5.125%	03/15/23	EUR	120	146,181
Gtd. Notes, MTN
4.625%	09/21/23		1,240	1,285,519
6.750%	09/21/47		190	165,821
6.875%	08/04/26		455	494,892
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	199,612
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31		3,455	$3,355,205
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		380	377,263
2.250%	07/12/31		200	197,850
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,985	2,095,412
5.000%	03/15/23		265	275,021
9.250%	02/01/26		350	381,638
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		5,425	5,515,708
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		829	812,874
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		298	323,322
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes
2.300%	01/08/31		500	496,147
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		456	479,349
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	930	1,078,628
Wintershall Dea Finance BV (Germany),
Gtd. Notes
0.840%	09/25/25	EUR	900	1,063,869
1.823%	09/25/31	EUR	700	859,017
				80,382,305
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	642	749,477
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	105	121,857
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		350	351,084
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	6,200	7,406,806
				8,629,224
Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.150%	11/19/21		3,015	3,022,533
4.050%	11/21/39		12,872	14,786,179

A30

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.250%	11/21/49		285	$337,435
4.850%	06/15/44		720	903,964
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		25	26,666
9.250%	04/01/26		149	159,130
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		120	113,803
5.000%	02/15/29(a)		519	483,286
5.250%	01/30/30		2,035	1,897,165
5.250%	02/15/31(a)		315	289,815
6.250%	02/15/29		875	865,647
7.250%	05/30/29		130	133,109
9.000%	12/15/25		131	138,726
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		25	25,404
Bayer AG (Germany),
Sr. Unsec’d. Notes
1.375%	07/06/32	EUR	900	1,068,831
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49		97	120,355
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		5,585	6,454,581
Sr. Unsec’d. Notes
2.400%	03/15/30		560	569,426
3.400%	03/15/50		650	671,643
3.400%	03/15/51		2,605	2,691,615
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40		7,545	7,227,349
3.750%	04/01/30		24	26,670
4.125%	04/01/40		69	79,224
4.780%	03/25/38		169	206,860
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50		146	143,825
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		1,095	1,339,345
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40		7,610	8,162,500
				51,945,086
Pipelines — 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,700	1,755,051
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		525	547,778
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		535	556,366
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes
5.400%	10/01/47		2,500	$2,981,029
6.000%	06/15/48		2,365	2,997,257
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30		375	392,265
3.125%	07/31/29(a)		387	415,495
3.300%	02/15/53		45	44,199
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31		1,885	1,854,265
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.160%	03/31/34		400	393,430
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		400	393,430
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46		3,470	4,197,074
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22		161	166,076
4.125%	03/01/27		379	422,933
5.200%	03/01/47		2,590	3,143,977
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		2,874	3,197,529
5.200%	07/15/48		3,660	4,459,555
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.700%	06/15/44		3,205	3,428,549
5.150%	06/01/42		1,092	1,228,910
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		217	222,394
7.500%	10/01/25		185	200,128
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.350%	02/01/25		45	47,512
5.300%	02/01/30(a)		745	823,008
6.500%	02/01/50		25	29,404
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		742	806,270
3.600%	03/15/22		1,472	1,485,304
3.750%	06/15/27		213	234,816
4.500%	11/15/23		3	3,215
4.550%	06/24/24		435	474,691
				36,901,910
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	1,395	1,723,800

A31

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate — 0.2%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,400	$1,664,183
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	1,165	1,338,048
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,620	2,767,068
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,395	1,701,354
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.200%	08/14/27	CNH	7,000	1,078,256
Vonovia Finance BV (Germany),
Gtd. Notes, EMTN
1.000%	07/09/30	EUR	400	474,965
1.625%	10/07/39	EUR	300	351,696
				9,375,570
Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	376	435,391
3.000%	06/15/23		2,175	2,265,698
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		70	69,033
4.050%	07/01/30		3,589	3,996,891
4.125%	05/15/29		1,210	1,359,818
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		3,820	3,861,411
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41		363	348,934
3.300%	07/01/30		250	266,526
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	1,395	1,663,539
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	484,182
Sr. Unsec’d. Notes
4.750%	02/15/28(a)		2,219	2,240,400
Equinix, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/28		364	364,461
2.500%	05/15/31		313	315,135
3.400%	02/15/52		94	95,997
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		745	803,234
5.375%	04/15/26		4,090	4,654,387
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		840	$885,642
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		955	954,451
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		551	599,125
4.500%	01/15/28		440	482,047
5.625%	05/01/24		30	32,618
5.750%	02/01/27		30	34,482
Gtd. Notes, 144A
4.625%	06/15/25		305	329,358
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	875	1,016,431
3.325%	03/24/25	EUR	2,350	2,958,134
3.692%	06/05/28	GBP	395	567,813
4.625%	08/01/29		360	385,795
5.000%	10/15/27		25	26,340
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32		750	732,402
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		1,104	1,095,544
3.400%	01/15/30		3,175	3,371,080
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		1,000	1,007,212
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		3,190	3,369,699
Ventas Realty LP,
Gtd. Notes
2.500%	09/01/31		385	380,476
4.400%	01/15/29		930	1,062,211
VEREIT Operating Partnership LP,
Gtd. Notes
3.100%	12/15/29		4,885	5,200,162
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		250	255,163
4.125%	08/15/30		45	47,808
4.250%	12/01/26		140	146,203
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31		6,980	7,182,750
4.125%	03/15/29		930	1,048,717
4.800%	11/20/28	GBP	930	1,492,251
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		3,190	3,044,200
				60,933,151

A32

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		1,069	$1,058,581
3.875%	01/15/28		555	559,395
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		330	348,585
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	377	433,969
6.250%	03/30/26	GBP	1,400	1,949,958
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	5,405	6,401,751
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29(a)		425	426,023
3.875%	10/01/31		425	425,039
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50		139	150,408
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30		355	362,112
Sally Holdings LLC/Sally Capital, Inc.,
Sec’d. Notes, 144A
8.750%	04/30/25		2,150	2,323,523
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		150	148,615
				14,587,959
Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		508	558,386
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		401	396,229
2.450%	02/15/31		306	296,940
2.600%	02/15/33		1,395	1,348,793
3.500%	02/15/41		5,835	5,788,165
Intel Corp.,
Sr. Unsec’d. Notes
2.000%	08/12/31		175	173,901
2.800%	08/12/41		50	49,837
3.050%	08/12/51		20	20,011
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		1,475	1,559,202
Sr. Sec’d. Notes, 144A
0.972%	02/15/24		200	200,094
0.983%	09/01/24		50	49,956
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23		435	447,822
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
3.875%	09/01/22		2,016	$2,076,756
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30		175	189,591
				13,155,683
Software — 0.2%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51		226	216,630
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41		2,625	2,656,833
Sr. Unsec’d. Notes, Series 30Y
4.750%	05/15/48		403	504,012
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		6,123	6,668,292
4.400%	07/01/49		210	250,938
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		143	138,941
3.041%	03/17/62		347	365,235
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22		1,379	1,392,872
2.875%	03/25/31		393	404,992
3.600%	04/01/50		202	202,216
3.650%	03/25/41		124	128,911
3.950%	03/25/51		37	39,198
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.950%	07/15/31		123	122,543
2.700%	07/15/41		48	47,829
2.900%	07/15/51		42	42,028
				13,181,470
Telecommunications — 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	1,614	2,001,940
3.000%	06/30/22		2,475	2,512,214
3.550%	09/15/55		1,165	1,148,617
3.650%	09/15/59		8,392	8,306,525
4.375%	09/14/29	GBP	885	1,398,578
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		310	321,268
8.750%	05/25/24		150	155,483
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	294,144

A33

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	$204,022
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	900	1,094,854
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	82,211
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		45	47,250
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		125	146,133
7.625%	03/01/26		25	30,292
7.875%	09/15/23		1,890	2,112,249
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	50,535
2.875%	02/15/31		369	372,305
4.750%	02/01/28		35	37,159
Sr. Sec’d. Notes
2.550%	02/15/31		11,364	11,411,418
3.300%	02/15/51		814	788,988
3.875%	04/15/30		1,524	1,683,713
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	511	595,495
2.650%	11/20/40		577	544,207
2.850%	09/03/41		280	273,302
3.400%	03/22/41		6,150	6,417,532
3.550%	03/22/51		52	54,751
4.500%	08/10/33		790	940,673
4.522%	09/15/48		290	354,974
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	5,910	7,028,170
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
2.200%	08/25/26	EUR	1,524	1,945,264
				52,354,266
Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,000	1,605,979
FedEx Corp.,
Gtd. Notes
4.050%	02/15/48		161	180,487
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	780	887,311
3.638%	06/20/22	CHF	500	548,810
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	$563,511
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	500	584,158
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	GBP	800	1,433,183
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		130	129,467
				5,932,906
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		322	331,167
3.375%	02/01/22		524	526,510
				857,677
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		237	249,392
3.250%	06/01/51		145	150,486
3.450%	05/01/50		37	39,721
				439,599

Total Corporate Bonds (cost $972,564,262)				955,028,978
Municipal Bonds — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		475	763,805
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39		240	334,450
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39		235	311,819
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31		300	380,052
6.548%	05/15/48		160	247,416
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39		60	100,997
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115		12	16,495
Taxable, Revenue Bonds, Series BG
1.316%	05/15/27		485	484,670

A34

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
1.614%	05/15/30	465	$453,691
			3,093,395
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	120	179,797
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	1,155	1,212,381
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	170	198,201
			1,590,379
Michigan — 0.0%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	750	820,155
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	600	956,832
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	368	601,559
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	50	67,277
			1,625,668
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	160	207,755
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs, Series ST
5.770%	03/15/39	710	875,835
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds
4.031%	09/01/48	150	180,125
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	325	444,294
Revenue Bonds
4.458%	10/01/62	100	135,142
			1,843,151
North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.925%(c)	07/25/36	967	969,963
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	60	75,731
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio (cont’d.)
4.800%	06/01/2111	295	$426,948
			502,679
Pennsylvania — 0.0%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	70	70,059
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	15	21,035
Revenue Bonds, BABs, Series B
5.511%	12/01/45	205	289,376
			380,470
Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	55	78,779
Taxable, Revenue Bonds
4.427%	02/01/42	210	257,155
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	300	299,628
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	335	374,450
			1,010,012
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	370	477,270

Total Municipal Bonds (cost $12,541,548)			12,313,142
Residential Mortgage-Backed Securities — 1.1%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
0.276%(c)	03/27/36	171	170,099
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.216%(c)	02/27/37	157	155,818
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.653%(c)	09/26/45	67	67,738
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	04/25/28	486	486,054
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	03/25/29	597	596,958
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.536%(c)	04/25/29	94	94,025

A35

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	10/25/29	256	$255,993
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.086%(c)	10/25/29	918	918,290
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.586%(c)	10/25/29	165	166,432
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.286%(c)	08/26/30	524	529,436
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.786%(c)	10/25/30	315	330,693
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	06/25/30	206	206,548
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.686%(c)	06/25/30	3,835	3,876,312
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
1.550%(c)	06/25/31	205	205,123
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.450%(c)	09/25/31	300	300,733
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.050%(c)	09/12/26^	7,400	7,400,000
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.486%(c)	04/25/31	87	87,892
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.386%(c)	08/25/31	194	195,269
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.236%(c)	09/25/31	293	294,420
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	06/25/39	78	78,337
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	10/25/39	89	89,296
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.136%(c)	01/25/40	701	704,693
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.086%(c)	01/25/40	355	356,595
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	183	185,379
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.786%(c)	11/25/28	225	$225,627
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.886%(c)	04/25/29	397	397,727
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.086%(c)	10/25/30	130	130,696
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.586%(c)	10/25/30	156	157,574
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.200%(c)	10/25/33	298	301,067
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.750%(c)	10/25/33	461	472,603
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
3.736%(c)	09/25/29	405	418,974
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	05/25/30	196	198,354
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.336%(c)	07/25/30	768	777,652
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.236%(c)	10/25/30	86	86,890
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.386%(c)	10/25/27	338	343,958
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.050%(c)	11/25/50	1,325	1,392,082
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.386%(c)	01/25/50	617	616,633
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.786%(c)	01/25/50	758	761,127
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	02/25/50	2,259	2,276,925
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.186%(c)	06/25/50	880	919,354
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.086%(c)	06/25/50	151	151,353

A36

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.836%(c)	08/25/50	927	$935,141
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.850%(c)	10/25/50	200	202,107
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.686%(c)	07/25/50	428	431,714
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.236%(c)	09/25/50	287	289,464
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
2.700%(c)	01/25/51	45	45,215
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.850%(c)	01/25/51	588	589,844
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.550%(c)	10/25/33	451	472,432
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.050%(c)	08/25/33	616	623,597
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.200%(c)	12/25/33	145	146,994
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.100%(c)	12/25/33	5,290	5,338,045
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.400%(c)	09/25/41	230	230,320
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	09/25/41	430	430,405
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.036%(c)	10/25/49	57	57,626
Freddie Mac REMICS,
Series 4194, Class BI, IO
3.500%	04/15/43	92	9,972
Series 4910, Class MI, IO
4.000%	08/25/49	171	19,910
Series 5020, Class IH, IO
3.000%	08/25/50	564	86,012
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	1,307	1,312,686
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	1,029	1,040,916
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	01/26/37	145	$144,229
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	10/26/36	86	85,577
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	10/26/36	332	324,459
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.736%(c)	05/25/29	63	62,899
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	10/25/30	61	61,318
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.336%(c)	10/25/30	675	681,750
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	277	278,299
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	2,415	2,435,085
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	754	766,393
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	384	387,168
MRA Issuance Trust,
Series 2021-EBO01, Class A1X, 144A
1.385%	09/15/22^	8,000	8,000,000
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	07/25/29	18	18,252
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	10/25/30	55	54,526
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.736%(c)	06/25/57	145	144,545
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.902%(c)	12/25/22	1,465	1,470,650
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.988%(c)	02/27/24	6,920	7,063,279
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	06/25/29	17	16,710

A37

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	06/25/29		646	$647,568
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	10/25/30		30	29,949
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.686%(c)	10/25/30		280	281,579
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
1.750%(c)	12/27/33		3,400	3,412,929
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
1.453%(c)	07/30/75	EUR	1,027	1,185,195
Station Place Securitization Trust,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.883%(c)	06/20/22		1,355	1,356,374
Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	09/25/48		599	608,005

Total Residential Mortgage-Backed Securities (cost $69,117,639)				69,159,867
Sovereign Bonds — 5.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		1,759	1,770,945
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		590	675,675
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	1,182,233
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	443	360,553
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	325	255,330
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,113	1,524,447
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	4,555	2,852,849
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	2,262	1,613,170
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	235	362,673
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	594,453
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		5,299	5,687,027
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	02/21/47		1,426	$1,427,157
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	310	345,742
Bundesobligation (Germany),
Bonds, Series 184
0.000%	10/09/26	EUR	3,084	3,674,071
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds, Series G
0.000%	08/15/50	EUR	607	658,023
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,100	3,640,203
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	2,343	1,830,452
0.250%	03/01/26	CAD	2,514	1,917,025
0.500%	09/01/25	CAD	4,507	3,495,342
0.500%	12/01/30	CAD	1,707	1,236,499
2.000%	12/01/51	CAD	1,392	1,102,483
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		380	371,169
3.100%	05/07/41		468	452,660
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	2,205,216
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,400	1,610,986
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,155	5,325,127
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	300	358,325
Unsec’d. Notes
1.125%	03/04/33	EUR	200	231,014
1.500%	06/17/31	EUR	2,640	3,202,176
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,910	3,507,470
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	15,440	724,569
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,203	326,923
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		225	229,026
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		460	470,356
5.950%	01/25/27		105	117,958
6.000%	07/19/28		178	200,726

A38

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	1,072	$1,451,411
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	3,510	4,143,667
0.000%	07/04/35	EUR	1,637	1,823,987
0.200%	06/04/36	EUR	466	528,853
0.700%	07/06/51	EUR	426	507,235
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	164,293
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	298	334,951
0.875%	09/15/25	EUR	492	602,671
French Republic Government Bond OAT (France),
Bonds
0.000%	03/25/23	EUR	1,440	1,685,078
0.000%	02/25/26	EUR	2,195	2,593,822
0.000%	11/25/30	EUR	3,694	4,257,280
0.000%	11/25/31	EUR	815	929,536
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	3,870	4,442,035
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	4,840	6,253,819
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	204,658
Hungary Government Bond (Hungary),
Bonds, Series 30/A
3.000%	08/21/30	HUF	89,290	286,291
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	2,600	3,180,652
1.750%	06/05/35	EUR	120	145,991
Sr. Unsec’d. Notes, 144A
2.125%	09/22/31		255	251,429
3.125%	09/21/51		735	725,124
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,910	3,404,506
1.100%	03/12/33	EUR	1,040	1,167,038
1.450%	09/18/26	EUR	222	267,118
1.750%	04/24/25	EUR	1,305	1,579,671
3.050%	03/12/51		400	378,494
3.375%	07/30/25	EUR	926	1,190,622
4.350%	01/11/48		710	790,667
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		431	537,819
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		590	714,278
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	3,430	4,691,243
3.850%	07/18/27		500	554,971
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	21,214,000	$1,497,119
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	2,403	2,734,063
1.100%	05/15/29	EUR	594	751,339
1.500%	05/15/50	EUR	132	176,060
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	500	955,760
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	2,722	903,507
Israel Government Bond - Fixed (Israel),
Bonds, Series 0330
1.000%	03/31/30	ILS	254	77,553
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
6.000%	05/01/31	EUR	3,095	5,316,324
Bonds, 144A
2.800%	03/01/67	EUR	230	313,750
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	1,167	1,361,270
0.000%	08/15/24	EUR	1,227	1,429,480
0.000%	04/01/26	EUR	4,303	4,966,840
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	9,375	10,598,861
0.950%	12/01/31	EUR	2,163	2,516,538
0.950%	03/01/37	EUR	630	693,200
1.500%	04/30/45	EUR	1,192	1,344,248
1.700%	09/01/51	EUR	282	318,664
3.100%	03/01/40	EUR	1,158	1,691,512
3.850%	09/01/49	EUR	75	126,785
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	350	423,417
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		1,046	1,075,807
2.125%	10/25/23		1,516	1,564,885
2.625%	04/20/22		622	629,943
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	162,400	1,322,933
Japan Government Ten Year Bond (Japan),
Bonds, Series 325
0.800%	09/20/22	JPY	1,026,700	9,306,484
Bonds, Series 337
0.300%	12/20/24	JPY	1,277,600	11,631,624
Bonds, Series 354
0.100%	03/20/29	JPY	1,784,450	16,190,297
Bonds, Series 361
0.100%	12/20/30	JPY	280,950	2,539,430
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	530,800	6,336,545

A39

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 38
1.800%	03/20/43	JPY	75,900	$864,723
Bonds, Series 51
0.300%	06/20/46	JPY	349,450	2,958,260
Bonds, Series 56
0.800%	09/20/47	JPY	395,900	3,746,534
Bonds, Series 65
0.400%	12/20/49	JPY	72,300	609,442
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	90,400	958,887
Bonds, Series 157
0.200%	06/20/36	JPY	332,400	2,960,989
Jersey International Bond (Jersey),
Sr. Unsec’d. Notes
3.750%	06/09/54	GBP	100	194,023
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	783,855
1.550%	11/09/23	EUR	1,800	2,151,150
2.375%	11/09/28	EUR	1,040	1,343,141
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	1,065	1,334,846
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50	EUR	381	531,150
Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	381	735,757
Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	541	639,554
Korea Treasury Bond (South Korea),
Bonds, Series 4009
1.500%	09/10/40	KRW	885,930	661,971
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	937,490	781,955
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,802,780	1,479,597
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,570,300	1,299,257
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	909,890	710,415
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	7,091	1,725,686
Mexican Bonos (Mexico),
Bonds, Series M20
7.500%	06/03/27	MXN	16,449	811,702
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	17,330	869,533
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,080	2,360,524
2.250%	08/12/36	EUR	500	569,998
2.659%	05/24/31(a)		1,485	1,432,045
3.771%	05/24/61		550	488,384
4.280%	08/14/41		875	893,320
4.500%	01/31/50		210	215,156
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.600%	02/10/48		257	$265,838
4.750%	04/27/32		901	1,015,378
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		270	331,323
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	692	821,307
0.000%	07/15/31	EUR	419	489,079
0.000%	01/15/38	EUR	488	545,957
0.000%	01/15/52	EUR	294	305,849
New Zealand Government Bond (New Zealand),
Bond, Series 0551
2.750%	05/15/51	NZD	1,000	682,799
Bonds, Series 0437
2.750%	04/15/37	NZD	487	351,501
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		203	206,993
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,563	283,825
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
2.252%	09/29/32		912	858,493
3.870%	07/23/60		200	195,550
3.875%	03/17/28		2,735	2,971,346
4.500%	04/01/56		201	218,213
6.700%	01/26/36		260	346,093
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	736	153,656
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,820	2,037,007
2.392%	01/23/26		40	40,878
2.750%	01/30/26	EUR	1,820	2,332,143
2.783%	01/23/31		1,558	1,547,107
4.125%	08/25/27		125	138,316
6.550%	03/14/37		20	27,010
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	155	179,633
0.700%	02/03/29	EUR	1,040	1,197,234
1.200%	04/28/33	EUR	800	925,527
1.750%	04/28/41	EUR	285	329,407
1.950%	01/06/32		200	193,765
3.000%	02/01/28		231	247,459
3.950%	01/20/40		300	327,471
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.300%	10/17/31	EUR	510	587,616
0.900%	10/12/35	EUR	316	377,749
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	651	795,493
1.000%	04/12/52	EUR	3,740	4,016,373

A40

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	806	$682,766
Unsec’d. Notes
0.625%	04/18/25	EUR	2,220	2,649,561
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	322	329,517
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		661	703,622
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	4,118	5,343,770
Unsec’d. Notes
3.450%	06/02/45	CAD	1,362	1,211,384
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		637	688,200
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29		275	392,017
Unsec’d. Notes
3.000%	09/01/23	CAD	5,908	4,876,646
3.500%	12/01/45	CAD	579	522,420
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		577	714,347
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		300	365,944
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		1,013	1,152,856
4.817%	03/14/49		484	623,637
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	536	705,956
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	580	713,573
0.750%	03/20/51	EUR	224	267,265
0.850%	06/30/2120	EUR	307	317,162
2.400%	05/23/34	EUR	680	1,006,449
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
4.000%	10/17/49		475	525,750
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	958	1,634,309
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,200	4,020,725
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26	PLN	2,621	692,625
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		219	220,285
4.850%	09/30/29		213	219,021
Romanian Government International Bond (Romania),
Bonds
3.624%	05/26/30	EUR	56	73,081
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, 144A
3.624%	05/26/30	EUR	120	$156,601
Sr. Unsec’d. Notes
3.000%	02/14/31		180	183,816
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		40	40,848
4.000%	02/14/51		710	708,007
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	20	22,530
2.375%	04/19/27	EUR	230	289,641
3.500%	04/03/34	EUR	120	152,601
3.875%	10/29/35	EUR	670	870,084
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	35	44,482
3.375%	01/28/50	EUR	129	147,262
3.875%	10/29/35	EUR	120	155,836
4.125%	03/11/39	EUR	400	517,296
4.375%	08/22/23		248	264,413
Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	279	308,819
2.750%	04/14/41	EUR	39	41,967
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	383	435,884
Unsec’d. Notes, EMTN
1.375%	12/02/29	EUR	1,017	1,157,426
2.124%	07/16/31	EUR	419	484,364
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	60,971	874,890
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	2,600	3,004,739
4.750%	05/27/26		200	225,263
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	728,156
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		800	778,669
3.250%	10/26/26		392	422,664
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,700	1,951,181
2.250%	02/02/33		300	292,001
3.450%	02/02/61		200	196,824
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	119	136,162
3.125%	05/15/27	EUR	4,230	5,384,919
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	160	176,120
2.125%	12/01/30		995	931,741
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	1,401	1,161,563
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes, Series 223
3.375%	11/15/24	EUR	15	19,590

A41

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	131	$228,492
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	2,059	2,414,570
0.000%	01/31/26	EUR	2,927	3,433,706
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	450	507,306
0.500%	10/31/31	EUR	1,841	2,141,771
0.850%	07/30/37	EUR	276	317,025
1.000%	10/31/50	EUR	3,010	3,205,335
1.200%	10/31/40	EUR	2,200	2,619,336
1.500%	04/30/27	EUR	1,285	1,627,874
2.900%	10/31/46	EUR	142	225,275
Sr. Unsec’d. Notes, Series 30Y, 144A
2.700%	10/31/48	EUR	778	1,199,772
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	677	968,600
States of Guernsey Bond (Guernsey),
Sr. Unsec’d. Notes
3.375%	12/12/46	GBP	200	346,687
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	8,395	936,069
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	249	348,095
3.250%	06/27/27	CHF	705	918,040
3.500%	04/08/33	CHF	425	645,870
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	18,026	719,906
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	6,571	240,647
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		282	300,011
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	105	112,597
6.750%	06/20/26	EUR	5,195	6,531,603
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	950	1,018,738
7.253%	03/15/33		231	233,698
7.750%	09/01/22		520	540,889
8.994%	02/01/24		459	504,969
9.750%	11/01/28		262	307,535
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	07/31/31	GBP	942	1,179,359
0.500%	10/22/61	GBP	499	510,535
0.625%	07/31/35	GBP	1,935	2,403,425
0.625%	10/22/50	GBP	342	378,493
0.875%	10/22/29	GBP	2,237	3,021,969
1.500%	07/22/47	GBP	1,178	1,631,199
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
2.500%	07/22/65	GBP	400	$764,013
4.250%	12/07/46	GBP	675	1,466,041
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		100	115,088
4.375%	01/23/31		110	127,195
4.975%	04/20/55		270	338,574
5.100%	06/18/50		20	25,480

Total Sovereign Bonds (cost $361,246,528)				351,053,777
U.S. Government Agency Obligations — 1.4%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		337	328,077
2.000%	12/01/35		1,002	1,032,708
2.000%	08/01/51		224	225,726
2.500%	06/01/30		101	106,156
2.500%	07/01/30		50	52,169
2.500%	11/01/35		120	124,968
2.500%	10/01/51		1,900	1,960,721
3.000%	06/01/30		28	29,649
3.000%	09/01/35		87	92,784
3.000%	01/01/37		59	62,682
3.000%	02/01/37		91	96,166
3.000%	05/01/45		97	104,057
3.000%	08/01/46		268	283,466
3.000%	09/01/46		455	480,576
3.000%	02/01/47		176	187,576
3.500%	10/01/30		27	28,851
3.500%	08/01/42		110	119,912
3.500%	01/01/44		112	122,179
3.500%	07/01/45		122	131,718
3.500%	09/01/47		434	459,380
3.500%	11/01/47		807	858,650
3.500%	03/01/48		631	672,103
4.000%	01/01/33		207	224,135
4.000%	06/01/42		55	60,584
4.000%	09/01/44		109	120,969
4.000%	04/01/45		31	34,330
4.000%	05/01/45		74	81,503
4.000%	02/01/46		334	364,560
4.000%	05/01/46		101	109,324
4.000%	01/01/47		125	138,537
4.500%	12/01/34		26	29,358
4.500%	03/01/41		135	151,693
4.500%	07/01/41		40	45,193
4.500%	03/01/44		54	60,621
4.500%	12/01/45		101	112,187
5.000%	05/01/38		144	164,664
5.000%	02/01/42		149	170,356
5.500%	08/01/40		10	11,130
5.500%	06/01/41		49	57,319
5.500%	09/01/41		208	241,397
6.250%	07/15/32		455	659,256
6.750%	03/15/31		1,405	2,038,895
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29		393	340,454

A42

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal National Mortgage Assoc.
1.500%	09/01/36	721	$728,857
1.500%	10/01/36	250	252,573
2.000%	TBA	25,000	25,022,461
2.000%	04/01/30	12	12,580
2.000%	07/01/30	52	53,569
2.000%	04/01/31	43	44,262
2.000%	09/01/36	769	792,791
2.000%	07/01/50	179	180,074
2.000%	05/01/51	3,237	3,265,970
2.000%	07/01/51	973	976,500
2.000%	08/01/51	5,876	5,896,504
2.000%	10/01/51	1,375	1,379,733
2.500%	05/01/30	11	11,754
2.500%	05/01/30	71	74,281
2.500%	06/01/30	27	27,855
2.500%	07/01/30	59	61,981
2.500%	07/01/30	67	70,936
2.500%	07/01/30	68	71,483
2.500%	05/01/36	901	940,693
2.500%	04/01/37	528	545,578
2.500%	04/01/45	11	11,575
2.500%	09/01/46	12	12,521
2.500%	11/01/50	559	580,447
2.500%	07/01/51	1,737	1,793,524
3.000%	06/01/30	82	86,937
3.000%	07/01/30	12	12,400
3.000%	07/01/30	57	59,952
3.000%	07/01/30	117	124,408
3.000%	09/01/30	61	64,312
3.000%	11/01/30	29	30,614
3.000%	03/01/31	95	100,498
3.000%	06/01/32	159	169,258
3.000%	07/01/33	99	104,380
3.000%	03/01/35	28	30,159
3.000%	09/01/35	51	53,774
3.000%	02/01/37	48	50,532
3.000%	05/01/45	378	397,802
3.000%	06/01/45	254	274,080
3.000%	07/01/45	76	81,582
3.000%	08/01/45	241	255,636
3.000%	01/01/46	39	41,159
3.000%	04/01/46	375	396,586
3.000%	10/01/46	92	97,301
3.000%	10/01/46	144	152,170
3.000%	11/01/46	344	364,919
3.000%	12/01/46	140	148,702
3.000%	12/01/46	570	604,210
3.500%	12/01/29	41	43,935
3.500%	05/01/30	34	36,830
3.500%	10/01/30	62	66,376
3.500%	01/01/35	11	12,024
3.500%	02/01/36	134	143,952
3.500%	02/01/37	43	45,989
3.500%	06/01/43	253	274,479
3.500%	08/01/47	73	77,901
3.500%	09/01/47	293	311,451
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	09/01/47	406	$432,137
3.500%	01/01/48	927	989,587
3.500%	03/01/48	371	394,929
3.500%	11/01/48	316	336,288
3.500%	09/01/57	596	648,634
3.500%	05/01/58	235	254,732
4.000%	04/01/35	61	66,441
4.000%	03/01/41	106	115,654
4.000%	11/01/42	142	156,035
4.000%	06/01/44	55	61,019
4.000%	03/01/45	39	43,222
4.000%	01/01/46	123	134,263
4.000%	03/01/46	227	247,844
4.000%	04/01/47	140	152,375
4.000%	12/01/47	350	377,953
4.000%	02/01/49	468	505,564
4.500%	03/01/40	10	10,942
4.500%	08/01/40	54	59,785
4.500%	02/01/41	47	52,156
4.500%	06/01/41	133	147,058
4.500%	09/01/41	27	29,583
4.500%	01/01/42	72	80,920
4.500%	01/01/43	71	79,606
4.500%	03/01/44	35	38,902
4.500%	06/01/44	9	10,381
4.500%	06/01/48	133	144,129
4.500%	01/01/51	299	335,197
5.000%	12/01/35	12	13,106
5.000%	05/01/38	77	87,558
5.500%	07/01/38	40	46,541
5.500%	05/01/39	50	58,832
5.500%	05/01/40	32	36,750
5.500%	07/01/41	66	76,415
5.500%	09/01/41	51	58,780
6.000%	02/01/36	27	31,892
6.000%	11/01/38	28	32,751
6.000%	09/01/39	64	75,851
6.000%	06/01/40	37	43,938
6.250%	05/15/29	2,140	2,880,911
6.625%	11/15/30	670	955,489
7.125%	01/15/30	50	71,868
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	139	110,348
Government National Mortgage Assoc.
2.500%	01/20/47	60	61,722
2.500%	08/20/51	4,658	4,808,861
3.000%	11/20/43	242	256,317
3.000%	01/15/45	39	41,524
3.000%	03/15/45	39	40,903
3.000%	01/20/47	357	376,156
3.000%	06/20/47	543	574,487
3.000%	08/20/47	225	236,398
3.000%	05/20/51	313	327,083
3.000%	07/20/51	470	492,025
3.500%	04/15/45	38	40,571
3.500%	07/20/47	1,255	1,329,447
3.500%	08/20/47	298	316,229

A43

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	09/20/47	60	$63,123
3.500%	11/20/47	47	50,161
3.500%	12/20/47	45	47,229
3.500%	03/20/48	163	173,152
4.000%	03/15/44	71	78,314
4.000%	01/20/46	111	120,772
4.000%	02/20/46	38	41,711
4.000%	03/20/46	175	187,560
4.000%	07/20/47	343	367,742
4.000%	12/20/47	123	131,667
4.500%	10/15/41	38	42,859
4.500%	07/20/44	155	172,401
4.500%	04/20/45	177	197,526
5.000%	06/15/38	22	25,973
5.000%	06/15/39	39	45,520
5.000%	12/15/39	31	35,684
5.000%	10/20/42	10	11,490
5.000%	03/15/44	129	149,255
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	415	341,717
2.311%(s)	03/15/33	98	74,456

Total U.S. Government Agency Obligations (cost $82,404,621)			82,045,950
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bonds
1.125%	08/15/40	15,565	13,398,060
1.250%	05/15/50	13,380	10,948,603
1.375%	11/15/40	4,196	3,770,499
1.375%	08/15/50	4,145	3,499,287
1.750%	08/15/41	4,089	3,910,106
1.875%	02/15/41	3,540	3,464,222
1.875%	02/15/51(k)	3,416	3,259,078
2.000%	08/15/51	406	398,958
2.250%	05/15/41	19,150	19,918,992
2.375%	05/15/51	5,990	6,394,325
2.500%	02/15/45	17,891	19,321,848
2.500%	02/15/46	14,710	15,912,083
2.750%	08/15/47	37,845	42,977,728
2.750%	11/15/47	550	625,109
2.875%	05/15/43	4,845	5,559,638
3.000%	11/15/44	315	369,830
3.000%	05/15/45	2,025	2,382,855
3.000%	11/15/45	1,580	1,862,672
3.000%	02/15/48	660	785,091
3.125%	08/15/44	695	831,611
3.375%	11/15/48	4,795	6,110,628
3.625%	02/15/44	395	508,316
3.750%	11/15/43	370	484,006
3.875%	08/15/40	110	144,220
4.250%	11/15/40	110	151,181
U.S. Treasury Notes
0.125%	06/30/22	125	125,049
0.125%	02/15/24(h)(k)	7,470	7,428,565
0.250%	11/15/23	502	501,373
0.250%	09/30/25(k)	500	489,375
0.375%	03/31/22	2,680	2,684,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.375%	08/15/24	5,042	$5,024,274
0.375%	01/31/26	2,322	2,272,295
0.625%	12/31/27	8,945	8,631,925
0.625%	05/15/30	230	214,763
0.750%	04/30/26	5,337	5,296,556
0.875%	06/30/26(k)	43,005	42,850,451
0.875%	11/15/30	400	379,750
1.125%	02/29/28	4,160	4,134,650
1.250%	08/31/24	946	966,546
1.250%	04/30/28	4,000	3,998,750
1.250%	05/31/28	3,615	3,610,481
1.250%	06/30/28(k)	79,755	79,592,998
1.250%	08/15/31(a)	8,658	8,448,314
1.500%	01/31/22	365	366,739
1.500%	11/30/24	609	626,889
1.500%	02/15/30	190	191,277
1.625%	02/15/26	90	92,876
1.625%	10/31/26	942	971,217
1.625%	08/15/29	185	188,498
1.750%	04/30/22	345	348,383
1.750%	07/15/22	865	876,319
1.750%	11/15/29	130	133,636
2.000%	02/15/25	58	60,673
2.125%	05/31/26	40	42,188
2.375%	05/15/29	55	59,048
2.625%	12/31/25	167	179,381
2.625%	02/15/29	9,415	10,268,234
2.875%	05/15/28	3,385	3,735,136
3.125%	11/15/28	3,325	3,736,988
U.S. Treasury Strips Coupon
1.904%(s)	05/15/39	190	131,887
1.916%(s)	02/15/38(k)	840	603,520
1.961%(s)	11/15/40(k)	7,920	5,259,684
1.963%(s)	08/15/41(k)	10,630	6,917,389
2.022%(s)	11/15/41	60	38,721
2.040%(s)	08/15/42	35	22,154
2.052%(s)	02/15/45	85	50,847
2.055%(s)	11/15/43	455	278,847
2.056%(s)	02/15/43	740	462,095
2.068%(s)	05/15/43(k)	5,210	3,239,155
2.105%(s)	11/15/44	260	156,396
2.117%(s)	05/15/44(k)	1,630	993,536
2.121%(s)	08/15/44	820	494,659
2.125%(s)	05/15/45	855	509,593
2.125%(s)	08/15/45	310	183,675
U.S. Treasury Strips Principal
2.053%(s)	11/15/50	7,051	3,808,917

Total U.S. Treasury Obligations (cost $397,814,000)			388,667,806

Total Long-Term Investments (cost $4,757,697,333)			4,823,812,624

Shares
Short-Term Investments — 24.5%
Affiliated Mutual Funds — 22.7%
PGIM Core Ultra Short Bond Fund(wd)	1,255,905,112	1,255,905,112

A44

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $119,529,771; includes $119,526,147 of cash collateral for securities on loan)(b)(wd)	119,601,532	$119,529,771

Total Affiliated Mutual Funds (cost $1,375,434,883)		1,375,434,883

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.1%
American Honda Finance Corp.
0.170%	11/03/21	1,925	1,924,740
0.182%	10/18/21	3,600	3,599,775
Cigna Corp.
0.150%	10/12/21	3,025	3,024,869

Total Commercial Paper (cost $8,549,252)				8,549,384
U.S. Treasury Obligations(n) — 1.4%
U.S. Treasury Bills
0.003%	10/05/21	700	699,998
0.009%	10/21/21	47,350	47,347,934
0.050%	12/09/21(k)	610	609,967
0.034%	12/09/21(k)	15,900	15,899,137
0.026%	12/09/21(k)	21,300	21,298,843

Total U.S. Treasury Obligations (cost $85,857,609)				85,855,879

	Shares
Unaffiliated Funds — 0.3%
Fidelity Treasury Only Portfolio (Institutional Shares)	665,628	665,628
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	17,544,413	17,544,413

Total Unaffiliated Funds (cost $18,210,041)		18,210,041

Total Short-Term Investments (cost $1,488,051,785)		1,488,050,187

TOTAL INVESTMENTS—104.0% (cost $6,245,749,118)		6,311,862,811

Liabilities in excess of other assets(z) — (4.0)%		(245,295,848)

Net Assets — 100.0%		$6,066,566,963

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange

A45

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15,400,000 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $116,835,599; cash collateral of $119,526,147 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,188	2 Year U.S. Treasury Notes	Dec. 2021	$261,424,969	$(152,644)
5,409	5 Year U.S. Treasury Notes	Dec. 2021	663,912,506	(4,006,860)
25	10 Year Australian Treasury Bonds	Dec. 2021	2,556,940	(50,002)
33	10 Year Canadian Government Bonds	Dec. 2021	3,729,631	(79,883)
3	10 Year Japanese Bonds	Dec. 2021	4,080,237	(12,626)
138	10 Year U.K. Gilt	Dec. 2021	23,270,541	(749,484)
611	10 Year U.S. Treasury Notes	Dec. 2021	80,413,331	(1,103,710)
1,135	20 Year U.S. Treasury Bonds	Dec. 2021	180,713,281	(4,603,129)
248	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	47,383,500	(1,156,955)
29	Euro Schatz Index	Dec. 2021	3,769,207	(3,053)
42	Euro-BTP Italian Government Bond	Dec. 2021	7,392,474	(81,727)
575	Mini MSCI EAFE Index	Dec. 2021	65,176,250	(3,000,394)
136	Russell 2000 E-Mini Index	Dec. 2021	14,965,440	(148,907)
2,204	S&P 500 E-Mini Index	Dec. 2021	473,612,050	(15,965,812)
				(31,115,186)
A46

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
3,491	2 Year U.S. Treasury Notes	Dec. 2021	$768,210,916	$480,010
693	5 Year Euro-Bobl	Dec. 2021	108,313,243	464,655
18	5 Year Government of Canada Bond	Dec. 2021	1,770,441	19,161
48	5 Year U.S. Treasury Notes	Dec. 2021	5,891,625	(4,556)
388	10 Year Euro-Bund	Dec. 2021	76,323,867	967,156
88	10 Year U.K. Gilt	Dec. 2021	14,839,186	(2,337)
1,792	10 Year U.S. Treasury Notes	Dec. 2021	235,844,009	965,569
282	10 Year U.S. Ultra Treasury Notes	Dec. 2021	40,960,500	546,875
2	20 Year U.S. Treasury Bonds	Dec. 2021	318,438	6,809
7	30 Year Euro Buxl	Dec. 2021	1,648,772	51,842
385	Euro Currency	Dec. 2021	55,825,000	1,319,301
688	Euro Schatz Index	Dec. 2021	89,421,191	68,861
44	Euro-OAT	Dec. 2021	8,458,040	98,064
				4,981,410
				$(26,133,776)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/21	Bank of America, N.A.	AUD	655	$482,120	$473,544	$—	$(8,576)
Expiring 10/06/21	Citibank, N.A.	AUD	460	333,401	332,565	—	(836)
Expiring 10/06/21	Citibank, N.A.	AUD	412	298,166	297,863	—	(303)
Expiring 10/06/21	Citibank, N.A.	AUD	275	200,438	198,816	—	(1,622)
Expiring 10/06/21	Deutsche Bank AG	AUD	4,890	3,620,703	3,535,314	—	(85,389)
Expiring 10/06/21	Deutsche Bank AG	AUD	655	483,019	473,544	—	(9,475)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	655	477,323	473,544	—	(3,779)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	655	483,216	473,544	—	(9,672)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	226	164,511	163,391	—	(1,120)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	221	161,308	159,776	—	(1,532)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	147	106,451	106,276	—	(175)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	324	234,108	234,305	197	—
Expiring 11/04/21	Citibank, N.A.	AUD	307	220,997	221,978	981	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	842	609,928	608,814	—	(1,114)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	807	580,138	583,507	3,369	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	625	451,728	451,911	183	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	615	442,938	444,680	1,742	—
Brazilian Real,
Expiring 10/04/21	Citibank, N.A.	BRL	6,185	1,173,765	1,134,855	—	(38,910)
Expiring 10/04/21	Citibank, N.A.	BRL	1,705	323,910	312,842	—	(11,068)
Expiring 10/04/21	Citibank, N.A.	BRL	1,170	224,000	214,615	—	(9,385)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	3,684	696,749	675,880	—	(20,869)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	1,782	334,000	326,889	—	(7,111)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	1,735	329,000	318,295	—	(10,705)
Expiring 10/04/21	The Toronto-Dominion Bank	BRL	2,316	449,000	424,947	—	(24,053)
Expiring 11/03/21	Citibank, N.A.	BRL	2,640	488,464	482,228	—	(6,236)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	10,685	2,004,406	1,951,832	—	(52,574)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	1,886	347,000	344,429	—	(2,571)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	1,211	228,000	221,278	—	(6,722)
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	15,434	21,090,830	20,796,099	—	(294,731)
Expiring 10/06/21	Bank of America, N.A.	GBP	310	428,360	417,696	—	(10,664)
A47

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/06/21	Bank of America, N.A.	GBP	263	$362,659	$354,368	$—	$(8,291)
Expiring 10/06/21	Citibank, N.A.	GBP	351	479,009	472,940	—	(6,069)
Expiring 10/06/21	Citibank, N.A.	GBP	175	237,029	235,796	—	(1,233)
Expiring 10/06/21	Citibank, N.A.	GBP	12	16,504	16,168	—	(336)
Expiring 10/06/21	Deutsche Bank AG	GBP	814	1,121,807	1,096,788	—	(25,019)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	435	594,991	586,122	—	(8,869)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	393	540,002	529,530	—	(10,472)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	224	310,146	301,819	—	(8,327)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	603	812,787	812,208	—	(579)
Expiring 11/02/21	HSBC Bank PLC	GBP	481	659,036	648,028	—	(11,008)
Expiring 11/04/21	Deutsche Bank AG	GBP	411	554,205	553,802	—	(403)
Canadian Dollar,
Expiring 10/06/21	Bank of America, N.A.	CAD	1,035	818,845	817,137	—	(1,708)
Expiring 10/06/21	Citibank, N.A.	CAD	610	483,233	481,598	—	(1,635)
Expiring 10/06/21	Citibank, N.A.	CAD	610	482,380	481,598	—	(782)
Expiring 10/06/21	Citibank, N.A.	CAD	610	484,489	481,598	—	(2,891)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CAD	620	484,396	489,493	5,097	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CAD	415	327,417	327,487	70	—
Chilean Peso,
Expiring 10/06/21	Bank of America, N.A.	CLP	512,100	654,608	631,261	—	(23,347)
Expiring 10/06/21	Citibank, N.A.	CLP	647,241	799,162	797,849	—	(1,313)
Expiring 10/06/21	Citibank, N.A.	CLP	509,600	662,679	628,180	—	(34,499)
Expiring 11/04/21	Bank of America, N.A.	CLP	201,300	249,938	247,419	—	(2,519)
Expiring 12/15/21	Citibank, N.A.	CLP	327,983	412,000	401,702	—	(10,298)
Expiring 12/15/21	Citibank, N.A.	CLP	246,871	308,000	302,358	—	(5,642)
Expiring 12/15/21	Citibank, N.A.	CLP	178,944	221,000	219,164	—	(1,836)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	947,378	1,184,000	1,160,313	—	(23,687)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	273,662	335,000	335,170	170	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	182,103	230,000	223,032	—	(6,968)
Chinese Renminbi,
Expiring 10/08/21	Bank of America, N.A.	CNH	14,096	2,179,732	2,184,717	4,985	—
Expiring 10/08/21	Bank of America, N.A.	CNH	2,470	382,294	382,822	528	—
Expiring 10/08/21	Citibank, N.A.	CNH	2,447	378,087	379,257	1,170	—
Expiring 10/08/21	Citibank, N.A.	CNH	1,864	288,190	288,898	708	—
Expiring 10/08/21	Deutsche Bank AG	CNH	5,262	812,846	815,549	2,703	—
Expiring 11/04/21	Bank of America, N.A.	CNH	16,284	2,514,903	2,518,379	3,476	—
Expiring 11/18/21	Barclays Bank PLC	CNH	30,033	4,594,500	4,639,562	45,062	—
Expiring 11/18/21	Barclays Bank PLC	CNH	10,026	1,535,987	1,548,796	12,809	—
Colombian Peso,
Expiring 10/06/21	Citibank, N.A.	COP	972,700	253,671	255,343	1,672	—
Expiring 10/06/21	Citibank, N.A.	COP	529,259	137,795	138,935	1,140	—
Czech Koruna,
Expiring 10/06/21	Citibank, N.A.	CZK	25,620	1,188,981	1,170,855	—	(18,126)
Expiring 10/19/21	Barclays Bank PLC	CZK	21,280	984,000	972,120	—	(11,880)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CZK	7,420	338,318	338,768	450	—
Euro,
Expiring 10/04/21	Goldman Sachs International	EUR	156,519	183,017,226	181,318,372	—	(1,698,854)
Expiring 10/06/21	Bank of America, N.A.	EUR	409	483,193	473,824	—	(9,369)
Expiring 10/06/21	Bank of America, N.A.	EUR	408	483,609	472,666	—	(10,943)
Expiring 10/06/21	Bank of America, N.A.	EUR	183	216,946	212,004	—	(4,942)
Expiring 10/06/21	Citibank, N.A.	EUR	1,430	1,691,680	1,656,646	—	(35,034)
Expiring 10/06/21	Citibank, N.A.	EUR	100	116,801	115,850	—	(951)
Expiring 10/06/21	Citibank, N.A.	EUR	78	91,105	90,363	—	(742)
Expiring 10/06/21	Deutsche Bank AG	EUR	1,993	2,335,660	2,308,878	—	(26,782)
Expiring 10/06/21	Deutsche Bank AG	EUR	377	447,191	436,752	—	(10,439)
A48

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	1,500	$1,774,581	$1,737,741	$—	$(36,840)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	469	556,956	543,334	—	(13,622)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	409	481,269	473,824	—	(7,445)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	352	417,454	407,790	—	(9,664)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	309	362,338	357,975	—	(4,363)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	268	316,553	310,476	—	(6,077)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	204	241,047	236,333	—	(4,714)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	203	240,014	235,174	—	(4,840)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	203	240,053	235,175	—	(4,878)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	100	117,496	115,850	—	(1,646)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	1,295	1,500,936	1,500,312	—	(624)
Expiring 11/04/21	Deutsche Bank AG	EUR	698	809,432	809,064	—	(368)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	EUR	250	289,775	289,779	4	—
Hungarian Forint,
Expiring 10/06/21	Bank of America, N.A.	HUF	109,900	363,078	354,131	—	(8,947)
Expiring 10/06/21	Deutsche Bank AG	HUF	137,000	459,034	441,454	—	(17,580)
Indian Rupee,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	INR	163,720	2,235,696	2,203,171	—	(32,525)
Expiring 11/03/21	Citibank, N.A.	INR	119,780	1,609,103	1,606,513	—	(2,590)
Expiring 12/15/21	Citibank, N.A.	INR	96,897	1,312,395	1,294,132	—	(18,263)
Expiring 12/15/21	Citibank, N.A.	INR	50,666	687,000	676,687	—	(10,313)
Expiring 12/15/21	HSBC Bank PLC	INR	48,758	661,000	651,201	—	(9,799)
Expiring 12/15/21	HSBC Bank PLC	INR	46,037	624,000	614,858	—	(9,142)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	41,400	556,000	552,926	—	(3,074)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	38,415	517,000	513,068	—	(3,932)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	38,216	514,000	510,403	—	(3,597)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	24,074	324,000	321,529	—	(2,471)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	42,099	561,000	562,262	1,262	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	41,888	559,000	559,445	445	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	31,057	418,000	414,796	—	(3,204)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	25,575	341,000	341,574	574	—
Indonesian Rupiah,
Expiring 10/06/21	Citibank, N.A.	IDR	22,045,822	1,542,637	1,538,629	—	(4,008)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	IDR	8,867,000	621,635	618,848	—	(2,787)
Expiring 11/04/21	Citibank, N.A.	IDR	8,867,000	618,491	616,745	—	(1,746)
Expiring 12/15/21	Barclays Bank PLC	IDR	4,697,497	326,000	325,191	—	(809)
Expiring 12/15/21	Citibank, N.A.	IDR	19,173,140	1,313,589	1,327,290	13,701	—
Expiring 12/15/21	Goldman Sachs International	IDR	4,842,690	337,000	335,243	—	(1,757)
Expiring 12/15/21	Goldman Sachs International	IDR	4,543,560	315,000	314,535	—	(465)
Expiring 12/15/21	HSBC Bank PLC	IDR	6,703,208	465,000	464,040	—	(960)
Expiring 12/15/21	HSBC Bank PLC	IDR	3,115,735	216,000	215,691	—	(309)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	4,643,448	323,000	321,450	—	(1,550)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	3,349,841	233,000	231,898	—	(1,102)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	3,302,110	230,000	228,594	—	(1,406)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	6,411,919	446,000	443,875	—	(2,125)
Israeli Shekel,
Expiring 10/06/21	Bank of America, N.A.	ILS	523	163,266	162,229	—	(1,037)
Expiring 10/06/21	Bank of America, N.A.	ILS	522	163,147	161,919	—	(1,228)
Expiring 10/06/21	Citibank, N.A.	ILS	437	136,340	135,553	—	(787)
Expiring 10/06/21	Citibank, N.A.	ILS	437	136,331	135,552	—	(779)
Expiring 12/15/21	Citibank, N.A.	ILS	1,078	337,000	334,768	—	(2,232)
Japanese Yen,
Expiring 10/06/21	Bank of America, N.A.	JPY	53,100	476,567	477,131	564	—
Expiring 10/06/21	Citibank, N.A.	JPY	53,100	479,158	477,131	—	(2,027)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	JPY	39,900	363,442	358,523	—	(4,919)
A49

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	JPY	26,400	$240,901	$237,218	$—	$(3,683)
Expiring 10/19/21	HSBC Bank PLC	JPY	53,834	482,526	483,764	1,238	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	112,802	1,028,000	1,013,669	—	(14,331)
Mexican Peso,
Expiring 10/06/21	Bank of America, N.A.	MXN	5,740	287,554	277,758	—	(9,796)
Expiring 10/06/21	Citibank, N.A.	MXN	23,960	1,178,507	1,159,420	—	(19,087)
Expiring 10/06/21	Citibank, N.A.	MXN	9,730	478,763	470,833	—	(7,930)
Expiring 10/06/21	Citibank, N.A.	MXN	5,790	288,817	280,177	—	(8,640)
Expiring 10/06/21	Citibank, N.A.	MXN	5,420	271,122	262,273	—	(8,849)
Expiring 10/06/21	Citibank, N.A.	MXN	3,670	183,200	177,590	—	(5,610)
Expiring 10/06/21	Deutsche Bank AG	MXN	12,080	594,718	584,549	—	(10,169)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	MXN	23,960	1,180,381	1,159,419	—	(20,962)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	MXN	4,950	243,682	239,530	—	(4,152)
Expiring 12/15/21	Goldman Sachs International	MXN	29,326	1,449,308	1,405,128	—	(44,180)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	7,116	354,000	340,952	—	(13,048)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	6,433	319,000	308,213	—	(10,787)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	MXN	29,326	1,448,535	1,405,128	—	(43,407)
New Taiwanese Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	19,610	711,151	704,959	—	(6,192)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	11,315	409,652	406,762	—	(2,890)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	TWD	330	11,880	11,883	3	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	47,603	1,721,137	1,718,487	—	(2,650)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	17,676	643,000	638,110	—	(4,890)
New Zealand Dollar,
Expiring 10/06/21	Citibank, N.A.	NZD	2,330	1,656,360	1,608,464	—	(47,896)
Expiring 10/19/21	Citibank, N.A.	NZD	743	508,000	512,833	4,833	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NZD	365	251,635	251,926	291	—
Norwegian Krone,
Expiring 10/06/21	Bank of America, N.A.	NOK	4,720	541,560	539,912	—	(1,648)
Expiring 11/04/21	Citibank, N.A.	NOK	4,170	476,215	476,895	680	—
Peruvian Nuevo Sol,
Expiring 10/06/21	Citibank, N.A.	PEN	1,215	297,612	293,823	—	(3,789)
Expiring 10/06/21	Citibank, N.A.	PEN	485	118,627	117,288	—	(1,339)
Expiring 11/04/21	Citibank, N.A.	PEN	395	95,537	95,454	—	(83)
Expiring 12/15/21	Goldman Sachs International	PEN	939	228,000	226,457	—	(1,543)
Philippine Peso,
Expiring 10/06/21	Citibank, N.A.	PHP	1,050	20,572	20,532	—	(40)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	62,285	1,235,207	1,208,182	—	(27,025)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	PHP	28,709	558,000	556,886	—	(1,114)
Polish Zloty,
Expiring 10/06/21	Deutsche Bank AG	PLN	1,325	344,486	333,141	—	(11,345)
Expiring 10/19/21	Barclays Bank PLC	PLN	2,550	656,000	641,057	—	(14,943)
Expiring 10/19/21	Barclays Bank PLC	PLN	900	226,614	226,257	—	(357)
Expiring 10/19/21	Goldman Sachs International	PLN	1,299	337,000	326,523	—	(10,477)
Russian Ruble,
Expiring 10/06/21	Citibank, N.A.	RUB	99,300	1,348,269	1,362,702	14,433	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	66,600	912,289	913,958	1,669	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	18,520	252,196	254,152	1,956	—
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	RUB	88,830	1,210,727	1,214,253	3,526	—
Expiring 12/15/21	Barclays Bank PLC	RUB	185,249	2,487,427	2,510,660	23,233	—
Expiring 12/15/21	Barclays Bank PLC	RUB	16,432	221,000	222,703	1,703	—
Expiring 12/15/21	Goldman Sachs International	RUB	15,029	204,000	203,689	—	(311)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	18,352	248,000	248,723	723	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	185,249	2,498,936	2,510,660	11,724	—
A50

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 10/06/21	Bank of America, N.A.	SGD	475	$353,590	$349,826	$—	$(3,764)
Expiring 12/15/21	Goldman Sachs International	SGD	462	343,000	339,955	—	(3,045)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	462	344,000	340,125	—	(3,875)
South African Rand,
Expiring 10/06/21	Bank of America, N.A.	ZAR	8,530	566,785	565,952	—	(833)
Expiring 10/06/21	Bank of America, N.A.	ZAR	4,090	276,193	271,365	—	(4,828)
Expiring 10/06/21	Citibank, N.A.	ZAR	17,050	1,152,984	1,131,240	—	(21,744)
Expiring 10/06/21	Citibank, N.A.	ZAR	8,530	562,035	565,952	3,917	—
Expiring 10/06/21	Citibank, N.A.	ZAR	8,530	569,206	565,952	—	(3,254)
Expiring 10/06/21	Citibank, N.A.	ZAR	2,730	183,576	181,131	—	(2,445)
Expiring 10/06/21	Deutsche Bank AG	ZAR	8,530	573,022	565,952	—	(7,070)
Expiring 10/06/21	Deutsche Bank AG	ZAR	8,530	564,042	565,952	1,910	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	8,530	564,042	565,952	1,910	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	8,530	569,607	565,952	—	(3,655)
Expiring 10/06/21	Deutsche Bank AG	ZAR	8,530	565,676	565,952	276	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	7,490	511,415	496,949	—	(14,466)
Expiring 12/15/21	Barclays Bank PLC	ZAR	6,164	412,000	405,054	—	(6,946)
Expiring 12/15/21	Goldman Sachs International	ZAR	4,804	329,000	315,683	—	(13,317)
Expiring 12/15/21	Goldman Sachs International	ZAR	3,398	230,000	223,266	—	(6,734)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	7,663	517,000	503,509	—	(13,491)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	6,195	413,000	407,084	—	(5,916)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	4,691	308,000	308,232	232	—
South Korean Won,
Expiring 10/06/21	Citibank, N.A.	KRW	5,981,987	5,042,941	5,050,782	7,841	—
Expiring 10/06/21	Citibank, N.A.	KRW	391,220	329,807	330,320	513	—
Expiring 10/06/21	Citibank, N.A.	KRW	183,480	158,364	154,918	—	(3,446)
Expiring 12/15/21	Goldman Sachs International	KRW	391,092	333,000	329,874	—	(3,126)
Expiring 12/15/21	HSBC Bank PLC	KRW	660,330	559,000	556,967	—	(2,033)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	KRW	663,560	567,000	559,692	—	(7,308)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	KRW	4,261,934	3,639,133	3,594,806	—	(44,327)
Swedish Krona,
Expiring 10/06/21	Bank of America, N.A.	SEK	2,830	325,250	323,282	—	(1,968)
Expiring 10/06/21	Citibank, N.A.	SEK	4,130	480,774	471,786	—	(8,988)
Expiring 10/06/21	Citibank, N.A.	SEK	4,130	479,160	471,786	—	(7,374)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	7,888	916,296	901,078	—	(15,218)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	4,160	485,273	475,214	—	(10,059)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	2,940	343,824	335,848	—	(7,976)
Swiss Franc,
Expiring 10/04/21	Goldman Sachs International	CHF	1,357	1,467,198	1,456,399	—	(10,799)
Expiring 10/06/21	Bank of America, N.A.	CHF	440	481,579	472,206	—	(9,373)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	890	951,629	955,144	3,515	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	445	485,006	477,572	—	(7,434)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	225	243,964	241,469	—	(2,495)
Thai Baht,
Expiring 10/06/21	Citibank, N.A.	THB	8,150	252,759	240,860	—	(11,899)
Expiring 11/04/21	Citibank, N.A.	THB	9,900	293,222	292,525	—	(697)
Expiring 12/15/21	HSBC Bank PLC	THB	19,266	585,000	569,183	—	(15,817)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	19,079	566,000	563,647	—	(2,353)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	12,742	387,000	376,422	—	(10,578)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	THB	14,751	451,000	435,772	—	(15,228)
Turkish Lira,
Expiring 10/06/21	Deutsche Bank AG	TRY	5,090	584,520	570,644	—	(13,876)
				$344,874,802	$341,475,536	189,188	(3,588,454)

A51

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/21	Deutsche Bank AG	AUD	13,507	$10,000,988	$9,765,129	$235,859	$—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	1,195	866,578	863,947	2,631	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	655	470,194	473,544	—	(3,350)
Expiring 10/19/21	HSBC Bank PLC	AUD	534	392,539	386,017	6,522	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	708	510,000	511,808	—	(1,808)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	707	512,000	510,992	1,008	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	1,810	1,331,496	1,308,905	22,591	—
Expiring 10/19/21	The Toronto-Dominion Bank	AUD	430	315,090	310,993	4,097	—
Brazilian Real,
Expiring 10/04/21	Citibank, N.A.	BRL	2,640	490,707	484,400	6,307	—
Expiring 10/04/21	Citibank, N.A.	BRL	2,265	431,593	415,594	15,999	—
Expiring 10/04/21	Citibank, N.A.	BRL	1,635	306,065	299,998	6,067	—
Expiring 10/04/21	Citibank, N.A.	BRL	1,350	254,718	247,706	7,012	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	10,685	2,013,660	1,960,627	53,033	—
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	1,906	2,627,001	2,568,506	58,495	—
Expiring 10/04/21	Citibank, N.A.	GBP	12,357	16,935,828	16,650,178	285,650	—
Expiring 10/04/21	HSBC Bank PLC	GBP	734	1,016,736	989,141	27,595	—
Expiring 10/04/21	HSBC Bank PLC	GBP	437	600,580	588,272	12,308	—
Expiring 10/06/21	Bank of America, N.A.	GBP	18,152	25,082,524	24,458,113	624,411	—
Expiring 10/06/21	Bank of America, N.A.	GBP	1,421	1,963,545	1,914,664	48,881	—
Expiring 10/06/21	Citibank, N.A.	GBP	456	626,419	614,417	12,002	—
Expiring 10/06/21	Citibank, N.A.	GBP	430	592,513	579,384	13,129	—
Expiring 10/06/21	Citibank, N.A.	GBP	385	533,031	518,751	14,280	—
Expiring 10/06/21	Deutsche Bank AG	GBP	892	1,225,574	1,201,886	23,688	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	333	457,455	448,686	8,769	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	327	450,912	440,602	10,310	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	175	240,774	235,796	4,978	—
Expiring 10/19/21	Goldman Sachs International	GBP	5,423	7,510,452	7,306,787	203,665	—
Expiring 10/19/21	HSBC Bank PLC	GBP	6,896	9,499,750	9,292,329	207,421	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	2,303	3,117,890	3,103,400	14,490	—
Expiring 10/19/21	The Toronto-Dominion Bank	GBP	1,462	1,997,743	1,970,267	27,476	—
Expiring 11/02/21	Barclays Bank PLC	GBP	15,434	21,091,710	20,796,850	294,860	—
Expiring 11/04/21	Bank of America, N.A.	GBP	616	830,338	830,030	308	—
Canadian Dollar,
Expiring 10/06/21	Citibank, N.A.	CAD	610	482,156	481,597	559	—
Expiring 10/06/21	Citibank, N.A.	CAD	305	240,635	240,800	—	(165)
Expiring 10/06/21	Deutsche Bank AG	CAD	21,810	17,301,738	17,219,094	82,644	—
Expiring 10/06/21	Deutsche Bank AG	CAD	3,965	3,145,410	3,130,386	15,024	—
Expiring 10/06/21	Deutsche Bank AG	CAD	1,505	1,193,907	1,188,204	5,703	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CAD	610	477,850	481,598	—	(3,748)
Expiring 10/19/21	Goldman Sachs International	CAD	214	170,000	168,923	1,077	—
Expiring 10/19/21	HSBC Bank PLC	CAD	274	216,429	216,321	108	—
Expiring 11/04/21	Citibank, N.A.	CAD	610	479,084	481,581	—	(2,497)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CAD	465	366,133	367,106	—	(973)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CAD	237	185,702	187,106	—	(1,404)
Chilean Peso,
Expiring 10/06/21	Citibank, N.A.	CLP	911,841	1,175,810	1,124,018	51,792	—
Expiring 10/06/21	Citibank, N.A.	CLP	378,550	478,904	466,635	12,269	—
Expiring 10/06/21	Citibank, N.A.	CLP	378,550	479,481	466,636	12,845	—
Expiring 11/04/21	Citibank, N.A.	CLP	647,241	796,830	795,527	1,303	—
Expiring 12/15/21	Citibank, N.A.	CLP	180,901	229,000	221,561	7,439	—
Expiring 12/15/21	Goldman Sachs International	CLP	1,769,816	2,261,890	2,167,605	94,285	—
Chinese Renminbi,
Expiring 10/08/21	Bank of America, N.A.	CNH	16,284	2,520,353	2,523,831	—	(3,478)
A52

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 10/08/21	Bank of America, N.A.	CNH	4,683	$721,627	$725,810	$—	$(4,183)
Expiring 10/08/21	Bank of America, N.A.	CNH	2,470	381,948	382,821	—	(873)
Expiring 10/08/21	Citibank, N.A.	CNH	2,702	416,121	418,778	—	(2,657)
Expiring 11/04/21	Bank of America, N.A.	CNH	2,470	381,467	381,994	—	(527)
Expiring 11/04/21	Bank of America, N.A.	CNH	2,091	322,571	323,381	—	(810)
Expiring 11/18/21	Citibank, N.A.	CNH	3,477	534,000	537,103	—	(3,103)
Expiring 11/18/21	Citibank, N.A.	CNH	2,278	351,000	351,926	—	(926)
Expiring 11/18/21	Citibank, N.A.	CNH	2,151	330,000	332,262	—	(2,262)
Expiring 11/18/21	Citibank, N.A.	CNH	2,020	309,552	312,069	—	(2,517)
Expiring 11/18/21	Goldman Sachs International	CNH	4,262	651,234	658,342	—	(7,108)
Expiring 11/18/21	Goldman Sachs International	CNH	2,865	438,000	442,647	—	(4,647)
Expiring 11/18/21	HSBC Bank PLC	CNH	17,881	2,736,191	2,762,350	—	(26,159)
Expiring 11/18/21	HSBC Bank PLC	CNH	11,048	1,688,619	1,706,799	—	(18,180)
Expiring 11/18/21	HSBC Bank PLC	CNH	3,614	558,000	558,255	—	(255)
Expiring 11/18/21	HSBC Bank PLC	CNH	2,937	450,000	453,792	—	(3,792)
Expiring 11/18/21	HSBC Bank PLC	CNH	2,143	330,087	331,045	—	(958)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	2,271	350,000	350,841	—	(841)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	2,181	336,000	336,888	—	(888)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	2,153	332,000	332,655	—	(655)
Expiring 11/18/21	Morgan Stanley & Co. International PLC	CNH	4,429	677,000	684,181	—	(7,181)
Expiring 11/18/21	Morgan Stanley & Co. International PLC	CNH	3,690	565,000	570,057	—	(5,057)
Colombian Peso,
Expiring 10/06/21	Citibank, N.A.	COP	1,501,959	397,115	394,278	2,837	—
Expiring 11/04/21	Citibank, N.A.	COP	529,259	137,566	138,647	—	(1,081)
Expiring 12/15/21	Citibank, N.A.	COP	2,146,054	557,000	560,692	—	(3,692)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	5,175,269	1,369,789	1,352,125	17,664	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	2,116,670	549,000	553,015	—	(4,015)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	1,291,258	335,000	337,362	—	(2,362)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	847,977	221,000	221,548	—	(548)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	841,985	219,000	219,983	—	(983)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	1,813,201	469,000	473,729	—	(4,729)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	1,303,047	338,000	340,443	—	(2,443)
Czech Koruna,
Expiring 10/06/21	Bank of America, N.A.	CZK	16,600	775,416	758,634	16,782	—
Expiring 10/06/21	Bank of America, N.A.	CZK	16,560	773,547	756,806	16,741	—
Expiring 10/06/21	Bank of America, N.A.	CZK	6,250	287,707	285,630	2,077	—
Expiring 10/06/21	Deutsche Bank AG	CZK	5,850	273,219	267,350	5,869	—
Expiring 10/19/21	Citibank, N.A.	CZK	11,140	516,000	508,894	7,106	—
Expiring 10/19/21	Citibank, N.A.	CZK	9,448	434,000	431,612	2,388	—
Expiring 10/19/21	Goldman Sachs International	CZK	7,406	340,000	338,299	1,701	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	12,111	554,000	553,229	771	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	7,243	332,000	330,874	1,126	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	7,183	335,000	328,116	6,884	—
Danish Krone,
Expiring 10/06/21	Bank of America, N.A.	DKK	2,140	341,455	333,371	8,084	—
Euro,
Expiring 10/04/21	Barclays Bank PLC	EUR	813	962,317	942,119	20,198	—
Expiring 10/04/21	Barclays Bank PLC	EUR	782	922,912	906,005	16,907	—
Expiring 10/04/21	Barclays Bank PLC	EUR	203	240,413	235,541	4,872	—
Expiring 10/04/21	Citibank, N.A.	EUR	106	125,199	122,616	2,583	—
Expiring 10/04/21	Goldman Sachs International	EUR	151,146	178,108,954	175,094,051	3,014,903	—
Expiring 10/04/21	HSBC Bank PLC	EUR	203	240,965	234,731	6,234	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	EUR	403	472,832	467,059	5,773	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	EUR	224	263,466	259,386	4,080	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	EUR	78	91,411	90,062	1,349	—
A53

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	1,117	$1,325,421	$1,294,452	$30,969	$—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	529	627,357	613,047	14,310	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	323	378,721	373,965	4,756	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	287	338,234	332,923	5,311	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	102	120,028	117,720	2,308	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	102	120,036	117,720	2,316	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	101	118,348	116,974	1,374	—
Expiring 10/06/21	Bank of America, N.A.	EUR	2,891	3,416,212	3,349,206	67,006	—
Expiring 10/06/21	Bank of America, N.A.	EUR	748	884,875	866,554	18,321	—
Expiring 10/06/21	Citibank, N.A.	EUR	409	480,276	473,824	6,452	—
Expiring 10/06/21	Citibank, N.A.	EUR	268	316,439	310,476	5,963	—
Expiring 10/06/21	Citibank, N.A.	EUR	94	111,137	108,899	2,238	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	54,704	64,876,154	63,374,256	1,501,898	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	1,404	1,665,072	1,626,525	38,547	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	699	825,996	809,787	16,209	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	480	563,003	556,077	6,926	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	408	482,764	472,666	10,098	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	395	464,108	457,606	6,502	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	380	451,193	440,228	10,965	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	1	1,170	1,158	12	—
Expiring 10/19/21	Citibank, N.A.	EUR	10,000	11,738,567	11,587,704	150,863	—
Expiring 10/19/21	HSBC Bank PLC	EUR	174	203,105	201,417	1,688	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	3,687	4,322,790	4,272,747	50,043	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	2,424	2,837,497	2,809,089	28,408	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	2,147	2,525,759	2,488,454	37,305	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	53,020	62,350,000	61,437,452	912,548	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	10,207	12,059,229	11,827,318	231,911	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	4,186	4,916,129	4,850,773	65,356	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	1,397	1,641,558	1,618,946	22,612	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	927	1,088,551	1,074,662	13,889	—
Expiring 11/02/21	Goldman Sachs International	EUR	156,519	183,116,302	181,416,067	1,700,235	—
Expiring 11/02/21	Morgan Stanley & Co. International PLC	EUR	178	207,046	206,695	351	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	EUR	1,479	1,714,313	1,714,334	—	(21)
Hungarian Forint,
Expiring 10/06/21	Bank of America, N.A.	HUF	169,100	576,621	544,890	31,731	—
Expiring 10/06/21	Bank of America, N.A.	HUF	98,000	334,174	315,785	18,389	—
Expiring 10/06/21	Deutsche Bank AG	HUF	48,805	162,129	157,264	4,865	—
Expiring 10/06/21	Deutsche Bank AG	HUF	38,100	125,851	122,770	3,081	—
Expiring 10/06/21	Deutsche Bank AG	HUF	38,100	125,915	122,770	3,145	—
Expiring 10/06/21	Deutsche Bank AG	HUF	29,510	98,015	95,090	2,925	—
Expiring 10/19/21	Barclays Bank PLC	HUF	213,488	718,000	687,617	30,383	—
Expiring 10/19/21	Barclays Bank PLC	HUF	99,629	333,000	320,891	12,109	—
Expiring 10/19/21	Citibank, N.A.	HUF	544,341	1,805,000	1,753,252	51,748	—
Expiring 10/19/21	Goldman Sachs International	HUF	132,447	442,000	426,593	15,407	—
Expiring 10/19/21	Goldman Sachs International	HUF	101,495	342,000	326,903	15,097	—
Expiring 10/19/21	Goldman Sachs International	HUF	90,961	301,000	292,974	8,026	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	102,253	340,000	329,343	10,657	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	96,447	323,000	310,645	12,355	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	87,599	298,000	282,146	15,854	—
Indian Rupee,
Expiring 10/06/21	Citibank, N.A.	INR	119,780	1,613,851	1,611,873	1,978	—
Expiring 10/06/21	Citibank, N.A.	INR	43,940	591,824	591,298	526	—
Expiring 11/03/21	Citibank, N.A.	INR	26,807	359,367	359,541	—	(174)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	INR	23,773	318,758	318,848	—	(90)
Expiring 12/15/21	Goldman Sachs International	INR	42,999	575,000	574,278	722	—
A54

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	38,155	$510,000	$509,585	$415	$—
Indonesian Rupiah,
Expiring 10/06/21	Citibank, N.A.	IDR	8,867,000	620,461	618,849	1,612	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	IDR	22,045,822	1,545,557	1,538,629	6,928	—
Expiring 11/04/21	Citibank, N.A.	IDR	22,045,822	1,537,741	1,533,400	4,341	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	7,414,920	516,000	513,309	2,691	—
Israeli Shekel,
Expiring 10/06/21	Bank of America, N.A.	ILS	3,290	1,020,430	1,020,520	—	(90)
Expiring 10/06/21	Bank of America, N.A.	ILS	3,195	990,964	991,051	—	(87)
Expiring 12/15/21	Goldman Sachs International	ILS	1,072	335,345	332,849	2,496	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ILS	1,077	335,000	334,400	600	—
Japanese Yen,
Expiring 10/06/21	Bank of America, N.A.	JPY	63,700	581,281	572,378	8,903	—
Expiring 10/06/21	Citibank, N.A.	JPY	6,552,240	59,578,676	58,875,265	703,411	—
Expiring 10/06/21	Citibank, N.A.	JPY	53,100	485,807	477,131	8,676	—
Expiring 10/06/21	Citibank, N.A.	JPY	42,400	385,538	380,986	4,552	—
Expiring 10/06/21	Citibank, N.A.	JPY	23,085	210,288	207,431	2,857	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	111,934	1,014,000	1,005,870	8,130	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	JPY	44,906	401,514	403,581	—	(2,067)
Malaysian Ringgit,
Expiring 10/06/21	Deutsche Bank AG	MYR	7,330	1,759,482	1,749,076	10,406	—
Mexican Peso,
Expiring 10/06/21	Citibank, N.A.	MXN	35,492	1,771,703	1,717,452	54,251	—
Expiring 10/06/21	Citibank, N.A.	MXN	3,397	168,076	164,380	3,696	—
Expiring 10/06/21	Citibank, N.A.	MXN	1,673	82,875	80,956	1,919	—
Expiring 11/04/21	Citibank, N.A.	MXN	13,610	659,549	655,943	3,606	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	10,480	514,000	502,133	11,867	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	10,471	517,000	501,735	15,265	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	10,402	516,000	498,415	17,585	—
New Taiwanese Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	30,595	1,109,479	1,099,858	9,621	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	330	11,849	11,863	—	(14)
Expiring 11/04/21	Citibank, N.A.	TWD	13,515	486,239	486,687	—	(448)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	15,812	570,000	570,810	—	(810)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	11,183	406,000	403,719	2,281	—
New Zealand Dollar,
Expiring 10/06/21	Bank of America, N.A.	NZD	1,360	967,262	938,846	28,416	—
Expiring 10/06/21	Bank of America, N.A.	NZD	1,340	941,632	925,039	16,593	—
Expiring 10/06/21	Bank of America, N.A.	NZD	685	487,279	472,874	14,405	—
Expiring 10/06/21	Citibank, N.A.	NZD	988	698,446	682,043	16,403	—
Expiring 10/06/21	Citibank, N.A.	NZD	525	373,214	362,422	10,792	—
Expiring 10/06/21	Citibank, N.A.	NZD	405	287,582	279,583	7,999	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	688	482,472	474,946	7,526	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	345	241,752	238,164	3,588	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	345	242,097	238,163	3,934	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	879	609,736	606,754	2,982	—
Norwegian Krone,
Expiring 10/06/21	Citibank, N.A.	NOK	5,880	679,597	672,601	6,996	—
Expiring 10/06/21	Citibank, N.A.	NOK	4,170	480,936	476,998	3,938	—
Expiring 10/06/21	Citibank, N.A.	NOK	2,491	287,904	284,940	2,964	—
Expiring 10/06/21	Citibank, N.A.	NOK	2,350	271,801	268,812	2,989	—
Expiring 10/06/21	Deutsche Bank AG	NOK	2,770	318,928	316,855	2,073	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NOK	4,170	479,567	476,998	2,569	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NOK	2,520	287,950	288,196	—	(246)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NOK	1,760	200,951	201,280	—	(329)
A55

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 10/06/21	Citibank, N.A.	PEN	1,305	$319,555	$315,587	$3,968	$—
Expiring 10/06/21	Citibank, N.A.	PEN	395	95,586	95,523	63	—
Philippine Peso,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	PHP	1,050	21,087	20,532	555	—
Expiring 11/04/21	Citibank, N.A.	PHP	1,050	20,483	20,478	5	—
Expiring 12/15/21	Citibank, N.A.	PHP	17,350	345,000	336,548	8,452	—
Expiring 12/15/21	Goldman Sachs International	PHP	28,392	562,000	550,740	11,260	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	34,017	672,000	659,839	12,161	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	16,953	337,000	328,856	8,144	—
Polish Zloty,
Expiring 10/06/21	Bank of America, N.A.	PLN	2,850	749,827	716,568	33,259	—
Expiring 10/06/21	Bank of America, N.A.	PLN	1,685	443,319	423,655	19,664	—
Expiring 10/19/21	Goldman Sachs International	PLN	1,290	333,000	324,342	8,658	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	1,325	332,000	333,146	—	(1,146)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	1,322	333,000	332,305	695	—
Russian Ruble,
Expiring 10/06/21	Citibank, N.A.	RUB	66,600	904,277	913,957	—	(9,680)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	88,830	1,216,796	1,219,021	—	(2,225)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	14,495	196,903	198,916	—	(2,013)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	14,495	196,462	198,916	—	(2,454)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	RUB	66,600	907,738	910,381	—	(2,643)
Expiring 12/15/21	Citibank, N.A.	RUB	37,539	507,200	508,758	—	(1,558)
Expiring 12/15/21	Citibank, N.A.	RUB	27,193	369,000	368,543	457	—
Expiring 12/15/21	Citibank, N.A.	RUB	25,764	349,000	349,173	—	(173)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	42,521	577,000	576,278	722	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	23,347	317,000	316,418	582	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	16,301	221,000	220,932	68	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	33,351	451,000	452,007	—	(1,007)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	15,867	213,000	215,043	—	(2,043)
Singapore Dollar,
Expiring 10/06/21	Bank of America, N.A.	SGD	1,605	1,194,764	1,182,044	12,720	—
Expiring 11/03/21	Bank of America, N.A.	SGD	340	250,094	250,388	—	(294)
Expiring 12/15/21	Citibank, N.A.	SGD	733	541,000	539,396	1,604	—
Expiring 12/15/21	Citibank, N.A.	SGD	478	354,000	352,209	1,791	—
Expiring 12/15/21	Goldman Sachs International	SGD	9,652	7,180,281	7,107,258	73,023	—
Expiring 12/15/21	Goldman Sachs International	SGD	821	610,000	604,487	5,513	—
Expiring 12/15/21	Goldman Sachs International	SGD	476	352,000	350,403	1,597	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	495	366,000	364,772	1,228	—
South African Rand,
Expiring 10/06/21	Bank of America, N.A.	ZAR	8,890	611,543	589,837	21,706	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	8,530	582,455	565,952	16,503	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	7,150	486,603	474,391	12,212	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	7,110	488,124	471,738	16,386	—
Expiring 10/06/21	Citibank, N.A.	ZAR	8,530	577,038	565,952	11,086	—
Expiring 10/06/21	Citibank, N.A.	ZAR	4,320	292,136	286,626	5,510	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	ZAR	100,560	6,976,067	6,671,997	304,070	—
Expiring 12/15/21	Barclays Bank PLC	ZAR	34,765	2,380,826	2,284,361	96,465	—
Expiring 12/15/21	Citibank, N.A.	ZAR	21,132	1,461,692	1,388,583	73,109	—
Expiring 12/15/21	HSBC Bank PLC	ZAR	38,062	2,638,291	2,501,004	137,287	—
South Korean Won,
Expiring 10/06/21	Citibank, N.A.	KRW	5,981,987	5,163,117	5,050,782	112,335	—
Expiring 10/06/21	Deutsche Bank AG	KRW	574,700	491,113	485,238	5,875	—
Expiring 11/04/21	Citibank, N.A.	KRW	5,981,987	5,040,264	5,048,119	—	(7,855)
Expiring 11/04/21	Citibank, N.A.	KRW	391,220	329,633	330,147	—	(514)
Expiring 11/04/21	Citibank, N.A.	KRW	317,530	267,733	267,960	—	(227)
A56

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 10/06/21	Bank of America, N.A.	SEK	4,160	$476,351	$475,213	$1,138	$—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	11,760	1,368,975	1,343,391	25,584	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	8,222	941,076	939,232	1,844	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	7,790	906,830	889,883	16,947	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	4,160	484,992	475,214	9,778	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	2,060	239,231	235,322	3,909	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	2,060	239,216	235,322	3,894	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	SEK	3,630	413,846	414,751	—	(905)
Swiss Franc,
Expiring 10/04/21	HSBC Bank PLC	CHF	840	920,081	901,171	18,910	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	CHF	517	565,542	555,228	10,314	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	3,165	3,455,949	3,396,664	59,285	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	1,800	1,965,469	1,931,752	33,717	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	445	481,545	477,572	3,973	—
Expiring 10/19/21	Goldman Sachs International	CHF	1,506	1,641,000	1,617,093	23,907	—
Expiring 11/02/21	Goldman Sachs International	CHF	1,357	1,468,227	1,457,405	10,822	—
Thai Baht,
Expiring 10/06/21	Citibank, N.A.	THB	10,830	324,203	320,064	4,139	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	32,600	1,004,211	963,443	40,768	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	32,400	998,050	957,532	40,518	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	11,370	341,185	336,023	5,162	—
Expiring 12/15/21	Citibank, N.A.	THB	14,423	439,000	426,093	12,907	—
Expiring 12/15/21	HSBC Bank PLC	THB	132,868	4,089,631	3,925,290	164,341	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	33,574	1,027,000	991,859	35,141	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	26,121	806,000	771,682	34,318	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	20,882	646,000	616,911	29,089	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	18,635	557,000	550,538	6,462	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	15,106	459,000	446,264	12,736	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	14,960	448,000	441,949	6,051	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	14,640	430,000	432,519	—	(2,519)
Turkish Lira,
Expiring 10/06/21	Deutsche Bank AG	TRY	5,090	577,228	570,643	6,585	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TRY	52,720	6,259,721	5,910,478	349,243	—
Expiring 11/04/21	Deutsche Bank AG	TRY	5,765	637,413	636,573	840	—
Expiring 11/04/21	Deutsche Bank AG	TRY	5,090	564,321	562,039	2,282	—
Expiring 11/04/21	Deutsche Bank AG	TRY	4,705	525,112	519,527	5,585	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	TRY	10,123	1,159,031	1,093,908	65,123	—
				$899,877,713	$886,053,372	13,996,828	(172,487)
						$14,186,016	$(3,760,941)
Cross currency exchange contracts outstanding at September 30, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/21	Buy	CHF	748	EUR	692	$646	$—	Morgan Stanley & Co. International PLC
10/19/21	Buy	CHF	779	EUR	718	4,540	—	Citibank, N.A.
10/19/21	Buy	EUR	158	HUF	56,150	2,629	—	Citibank, N.A.
10/19/21	Buy	EUR	262	HUF	92,785	4,356	—	Citibank, N.A.
10/19/21	Buy	EUR	292	PLN	1,347	—	(340)	Morgan Stanley & Co. International PLC
10/19/21	Buy	EUR	440	PLN	2,027	206	—	Barclays Bank PLC
						$12,377	$(340)
A57

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Republic of Chile	12/20/21	1.000%(Q)	500	0.217%	$1,033	$954	$79	Citibank, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	3,133	12/15/26	0.969%(S)	6 Month BBSW(2)(S)	$2,157	$(13,287)	$(15,444)
AUD	2,393	03/20/27	1.375%(S)	6 Month BBSW(2)(S)	1,294	(14,425)	(15,719)
AUD	9,110	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	917,833	741,078	(176,755)
AUD	717	12/15/31	1.719%(S)	6 Month BBSW(2)(S)	10,662	379	(10,283)
BRL	59,744	01/02/29	9.440%(T)	1 Day BROIS(2)(T)	—	(888,209)	(888,209)
BRL	25,613	01/02/29	9.473%(T)	1 Day BROIS(2)(T)	—	(369,914)	(369,914)
CAD	3,380	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	89,281	100,320	11,039
CAD	10,690	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	509,465	473,663	(35,802)
CAD	2,970	12/15/26	1.469%(S)	3 Month CDOR(2)(S)	(2,243)	(17,663)	(15,420)
CAD	2,207	12/20/26	1.875%(S)	3 Month CDOR(2)(S)	2,994	(6,148)	(9,142)
CAD	683	12/15/31	2.000%(S)	3 Month CDOR(2)(S)	8,869	(707)	(9,576)
CAD	1,612	03/17/32	2.219%(S)	3 Month CDOR(1)(S)	—	13,945	13,945
CAD	1,340	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	127,722	92,143	(35,579)
CAD	2,030	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	227,850	162,987	(64,863)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(39,650)	(39,650)
CLP	3,436,000	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(247,452)	(247,452)
CLP	3,670,000	08/13/31	4.380%(S)	1 Day CLOIS(2)(S)	—	(371,337)	(371,337)
CNH	95,000	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(137)	6,899	7,036
CNH	114,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(483)	(37,951)	(37,468)
COP	22,669,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(295,243)	(295,243)
COP	12,890,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(167,881)	(167,881)
A58

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	$—	$(29,457)	$(29,457)
EUR	1,469	12/21/25	(0.280)%(A)	6 Month EURIBOR(1)(S)	(463)	6,113	6,576
EUR	1,000	12/15/26	(0.219)%(A)	6 Month EURIBOR(1)(S)	(5,239)	3,109	8,348
EUR	426	12/15/31	0.156%(A)	6 Month EURIBOR(1)(S)	(5,257)	1,376	6,633
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(65,128)	(38,377)	26,751
GBP	843	12/15/26	0.500%(A)	1 Day SONIA(1)(A)	2,953	15,904	12,951
GBP	1,249	12/20/26	0.719%(A)	1 Day SONIA(1)(A)	(2,306)	10,078	12,384
GBP	12,530	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(965,491)	(452,654)	512,837
GBP	380	12/15/31	0.781%(A)	1 Day SONIA(1)(A)	(4,317)	7,790	12,107
GBP	851	12/16/31	1.063%(A)	1 Day SONIA(1)(A)	(12,056)	2,170	14,226
GBP	1,690	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	264,221	104,151	(160,070)
GBP	4,235	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	806,701	329,116	(477,585)
HUF	1,952,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	(487,814)	(625,310)	(137,496)
HUF	1,580,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(248,206)	(248,206)
ILS	17,525	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(129,506)	(129,506)
JPY	970,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	8,399	(3,588)	(11,987)
JPY	1,400,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	34,691	(16,152)	(50,843)
JPY	193,671	03/21/27	(0.050)%(A)	1 Day TONAR(1)(A)	570	2,106	1,536
JPY	875,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	9,330	(25,081)	(34,411)
JPY	885,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	17,989	(39,884)	(57,873)
JPY	58,170	03/16/32	0.030%(A)	1 Day TONAR(1)(A)	1,047	2,153	1,106
JPY	735,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	20,019	(42,533)	(62,552)
JPY	678,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	31,646	(53,430)	(85,076)
JPY	335,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	44,923	(29,661)	(74,584)
JPY	390,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	49,125	(13,411)	(62,536)
KRW	5,430,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(121,721)	(121,721)
MXN	101,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(304)	(127,858)	(127,554)
MXN	218,600	07/31/31	7.010%(M)	28 Day Mexican Interbank Rate(2)(M)	(749)	(312,648)	(311,899)
NOK	15,655	12/20/26	1.844%(A)	6 Month NIBOR(1)(S)	(12,690)	8,235	20,925
NOK	10,584	03/16/27	1.563%(A)	6 Month NIBOR(1)(S)	344	16,054	15,710
NOK	11,481	03/18/31	1.469%(A)	6 Month NIBOR(1)(S)	15,271	35,750	20,479
NOK	43,900	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(187,425)	(187,425)
NOK	5,201	12/15/31	1.469%(A)	6 Month NIBOR(1)(S)	1,154	24,779	23,625
NZD	3,538	03/16/27	1.889%(S)	3 Month BBR(2)(Q)	(952)	(15,458)	(14,506)
NZD	16,050	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	(6,867)	(277,446)	(270,579)
NZD	7,520	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(160,073)	(160,073)
NZD	829	03/16/32	2.136%(S)	3 Month BBR(2)(Q)	(472)	(10,952)	(10,480)
PLN	39,280	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	(176,075)	(482,504)	(306,429)
PLN	20,000	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)	—	(241,349)	(241,349)
PLN	1,490	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)	—	(14,997)	(14,997)
SEK	9,985	12/15/26	0.438%(A)	3 Month STIBOR(1)(Q)	(5,069)	6,678	11,747
SEK	15,408	03/20/27	0.688%(A)	3 Month STIBOR(2)(Q)	(3,075)	(10,322)	(7,247)
SEK	46,000	08/10/31	0.529%(A)	3 Month STIBOR(2)(Q)	—	(176,715)	(176,715)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)	(5,064)	(49,502)	(44,438)
THB	38,500	08/17/31	1.320%(S)	6 Month THBFIX(2)(S)	—	(32,071)	(32,071)
	1,755	06/21/26	0.906%(S)	3 Month LIBOR(2)(Q)	(16,537)	(28,202)	(11,665)
	2,449	03/16/27	1.031%(S)	3 Month LIBOR(2)(Q)	(1,852)	(24,171)	(22,319)
	1,222	12/16/31	1.750%(S)	3 Month LIBOR(1)(Q)	(1,360)	17,617	18,977
	558	03/16/32	1.406%(S)	3 Month LIBOR(2)(Q)	(1,895)	(12,288)	(10,393)
ZAR	173,800	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	27,736	(163,957)	(191,693)
ZAR	208,500	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	446,443	215,121	(231,322)
ZAR	139,000	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(4,480)	(174,651)	(170,171)
					$1,892,314	$(4,441,713)	$(6,334,027)

A59

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	335,597	09/15/26	2.633%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$347,040	$—	$347,040	JPMorgan Chase Bank, N.A.
CNH	4,606	12/15/26	2.514%(Q)	7 Day China Fixing Repo Rate(2)(Q)	137	—	137	Citibank, N.A.
CNH	6,657	12/15/26	2.518%(Q)	7 Day China Fixing Repo Rate(2)(Q)	365	—	365	Citibank, N.A.
CNH	5,826	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rate(2)(Q)	1,259	—	1,259	JPMorgan Chase Bank, N.A.
KRW	7,326,874	12/15/26	1.725%(Q)	3 Month KWCDC(2)(Q)	(42,040)	—	(42,040)	Goldman Sachs International
KRW	3,785,570	12/15/31	1.764%(Q)	3 Month KWCDC(2)(Q)	(57,184)	—	(57,184)	JPMorgan Chase Bank, N.A.
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(10,129)	(136)	(9,993)	HSBC Bank PLC
					$239,448	$(136)	$239,584

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A60